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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05773

ING VP Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Balanced Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 57.2%
		Advertising: 0.2%
4,000	L	Harte-Hanks, Inc.	$41,480
136,920	@, L	Interpublic Group of Cos., Inc.	1,061,130
760	@, L	inVentiv Health, Inc.	13,422
14,210		Omnicom Group	547,938
			1,663,970
		Aerospace/Defense: 1.2%
5,850	@, L	Alliant Techsystems, Inc.	549,549
7,130	@	BE Aerospace, Inc.	112,868
59,420		Boeing Co.	3,407,737
3,250		Cubic Corp.	79,918
2,070		Curtiss-Wright Corp.	94,082
1,750		DRS Technologies, Inc.	134,313
4,890	@	Esterline Technologies Corp.	193,595
37,720		Goodrich Corp.	1,569,152
14,030		Lockheed Martin Corp.	1,538,670
1,160	@, L	Moog, Inc.	49,741
22,630		Northrop Grumman Corp.	1,370,020
4,900	@, L	Orbital Sciences Corp.	117,453
6,300	@, L	Teledyne Technologies, Inc.	360,108
			9,577,206
		Agriculture: 1.1%
11,200	@, L	Alliance One International, Inc.	42,560
73,200		Altria Group, Inc.	1,452,288
2,840		Andersons, Inc.	100,025
16,420		Archer-Daniels-Midland Co.	359,762
95,520		Philip Morris International, Inc.	4,594,512
40,990		Reynolds American, Inc.	1,992,934
			8,542,081
		Airlines: 0.3%
14,215		Skywest, Inc.	227,156
139,060		Southwest Airlines Co.	2,017,761
			2,244,917
		Apparel: 0.2%
5,340	@, L	CROCS, Inc.	19,117
2,090	@, L	Deckers Outdoor Corp.	217,527
14,420	@, L	Iconix Brand Group, Inc.	188,614
1,850		Oxford Industries, Inc.	47,786
3,250	@, L	Perry Ellis International, Inc.	48,458
4,350	@, L	Quiksilver, Inc.	24,969
4,081	@, L	Skechers USA, Inc.	68,683
2,050	@, L	True Religion Apparel, Inc.	52,993
6,490	L	VF Corp.	501,742
2,550	@, L	Volcom, Inc.	44,064
4,950	@, L	Warnaco Group, Inc.	224,186
8,950		Wolverine World Wide, Inc.	236,817
			1,674,956
		Auto Parts & Equipment: 0.4%
2,550	L	ArvinMeritor, Inc.	33,252
16,150		BorgWarner, Inc.	529,236
83,010	L	Johnson Controls, Inc.	2,517,693
9,350	@, L	Lear Corp.	98,175
3,850		Superior Industries International	73,766
			3,252,122
		Banks: 3.3%
4,900	L	Bancorpsouth, Inc.	137,837
18,220	L	Bank Mutual Corp.	206,797
144,313		Bank of America Corp.	5,050,955
8,000	L	Bank of Hawaii Corp.	427,600
67,190		Bank of New York Mellon Corp.	2,189,050
52,720	L	BB&T Corp.	1,992,816
6,790		Capital One Financial Corp.	346,290
15,600	L	Cascade Bancorp.	138,684
3,700	L	Cathay General Bancorp.	88,060
5,090	L	Central Pacific Financial Corp.	85,563
9,350	L	Commerce Bancshares, Inc.	433,840
9,850	L	Community Bank System, Inc.	247,728
4,150	L	Corus Bankshares, Inc.	16,808
6,084		Cullen/Frost Bankers, Inc.	365,040
8,012	L	East-West Bancorp., Inc.	109,764
2,950	L	First Financial Bankshares, Inc.	153,046
11,800		First Midwest Bancorp., Inc.	286,032
9,750	L	FirstMerit Corp.	204,750
11,153		Frontier Financial Corp.	149,785
11,180		Glacier Bancorp., Inc.	276,929

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Banks (continued)
500	L	Hancock Holding Co.	$25,500
21,850	L	Hanmi Financial Corp.	110,343
1,030		M&T Bank Corp.	91,928
2,240		Nara Bancorp., Inc.	25,088
19,590	L	National Penn Bancshares, Inc.	286,014
25,360		Northern Trust Corp.	1,830,992
9,740		PNC Financial Services Group, Inc.	727,578
5,100	L	Prosperity Bancshares, Inc.	173,349
4,800	L	Provident Bankshares Corp.	46,608
23,360	L	Regions Financial Corp.	224,256
2,410	@, L	Signature Bank	84,061
14,180		State Street Corp.	806,558
4,350	L	Sterling Bancorp.	62,901
10,550	L	Sterling Bancshares, Inc.	110,248
880	L	SunTrust Bank	39,591
1,490	L	Susquehanna Bancshares, Inc.	29,085
6,200	@, L	SVB Financial Group	359,104
11,400	L	Trustco Bank Corp.	133,494
19,880		UCBH Holdings, Inc.	127,431
4,250	L	UMB Financial Corp.	223,210
2,066	L	United Community Banks, Inc.	27,395
78,840		US Bancorp.	2,839,817
85,600	L	Wells Fargo & Co.	3,212,568
6,300	L	Westamerica Bancorp.	362,439
13,850	L	Whitney Holding Corp.	335,863
3,100	L	Wilmington Trust Corp.	89,373
9,198		Wilshire Bancorp., Inc.	111,940
9,540	L	Wintrust Financial Corp.	279,999
2,440	L	Zions Bancorp.	94,428
			25,778,535
		Beverages: 1.1%
23,610		Anheuser-Busch Cos., Inc.	1,531,817
1,180	@, L	Boston Beer Co., Inc.	56,038
70,860		Coca-Cola Co.	3,747,077
27,990	@, L	Constellation Brands, Inc.	600,665
1,850	@, L	Green Mountain Coffee Roasters, Inc.	72,779
4,100	@, L	Hansen Natural Corp.	124,025
9,280		Molson Coors Brewing Co.	433,840
1,000	@, L	Peet’s Coffee & Tea, Inc.	27,920
42,800		Pepsi Bottling Group, Inc.	1,248,476
18,850		PepsiAmericas, Inc.	390,572
			8,233,209
		Biotechnology: 0.8%
59,420	@	Amgen, Inc.	3,521,823
27,560	@	Biogen Idec, Inc.	1,385,992
850	@, L	Charles River Laboratories International, Inc.	47,201
6,300	@, L	Cubist Pharmaceuticals, Inc.	140,049
2,150	@, L	Enzo Biochem, Inc.	23,607
13,300	@, L	Invitrogen Corp.	502,740
3,770	@, L	Martek Biosciences Corp.	118,453
4,250	@, L	PDL BioPharma, Inc.	39,568
6,780	@, L	Regeneron Pharmaceuticals, Inc.	148,007
1,550	@, L	United Therapeutics Corp.	163,014
8,250	@, L	Vertex Pharmaceuticals, Inc.	274,230
			6,364,684
		Building Materials: 0.1%
4,600		Apogee Enterprises, Inc.	69,138
5,520	@, L	Drew Industries, Inc.	94,447
10,254		Gibraltar Industries, Inc.	191,852
6,300		Lennox International, Inc.	209,601
6,200	@, L	NCI Building Systems, Inc.	196,850
4,346		Quanex Building Products Corp.	66,233
1,380	L	Texas Industries, Inc.	56,387
4,050	L	Universal Forest Products, Inc.	141,386
			1,025,894
		Chemicals: 0.9%
8,650		Airgas, Inc.	429,473
1,350		Albemarle Corp.	41,634
1,840		CF Industries Holdings, Inc.	168,286
15,750		Chemtura Corp.	71,820
6,900		Cytec Industries, Inc.	268,479
5,760		EI Du Pont de Nemours & Co.	232,128
8,540	L	HB Fuller Co.	178,230
10,400		Lubrizol Corp.	448,656
6,550		Minerals Technologies, Inc.	388,808
12,070		Monsanto Co.	1,194,689
2,610	L	NewMarket Corp.	137,182
3,620	@, L	OM Group, Inc.	81,450
6,650	@, L	PolyOne Corp.	42,893
41,090		PPG Industries, Inc.	2,396,369
5,505		Quaker Chemical Corp.	156,672
3,984		Rohm & Haas Co.	278,880

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Chemicals (continued)
6,000		RPM International, Inc.	$116,040
9,620		Schulman A, Inc.	190,284
6,300		Terra Industries, Inc.	185,220
11,550		Valspar Corp.	257,450
2,450	L	Zep, Inc.	43,218
			7,307,861
		Coal: 0.1%
8,850		Arch Coal, Inc.	291,077
4,510	@, L	Patriot Coal Corp.	131,016
			422,093
		Commercial Services: 1.4%
7,500	L	Aaron Rents, Inc.	203,025
900	L	Administaff, Inc.	24,498
7,950	@, L	Alliance Data Systems Corp.	503,871
3,850	@, L	AMN Healthcare Services, Inc.	67,645
20,620	@	Apollo Group, Inc. - Class A	1,222,766
5,260	L	Arbitron, Inc.	235,069
5,550	@, L	Avis Budget Group, Inc.	31,857
1,100	@, L	Bankrate, Inc.	42,801
11,136	L	Bowne & Co., Inc.	128,621
7,750	@, L	Career Education Corp.	126,713
3,050	L	CDI Corp.	68,107
2,050		Chemed Corp.	84,173
1,550	@, L	Consolidated Graphics, Inc.	47,012
1,750		Corporate Executive Board Co.	54,688
9,850	@, L	Cross Country Healthcare, Inc.	160,457
2,450	L	DeVry, Inc.	121,373
4,650	@, L	Gartner, Inc.	105,462
3,300		Global Payments, Inc.	148,038
80,040		H&R Block, Inc.	1,820,910
4,150	L	Heidrick & Struggles International, Inc.	125,123
7,020	L	Hillenbrand, Inc.	141,523
4,100	@, L	ITT Educational Services, Inc.	331,731
1,200	@, L	Kendle International, Inc.	53,652
8,250	@, L	Korn/Ferry International	147,015
900	L	Landauer, Inc.	65,475
5,850		Lender Processing Services, Inc.	178,542
4,430	@, L	Live Nation, Inc.	72,076
10,200		Manpower, Inc.	440,232
2,450	L	MAXIMUS, Inc.	90,258
16,150	@, L	MPS Group, Inc.	162,792
4,750	@, L	Navigant Consulting, Inc.	94,478
12,500	@, L	On Assignment, Inc.	98,500
1,350	@	Parexel International Corp.	38,691
4,250		Pharmaceutical Product Development, Inc.	175,738
1,500	@, L	Pharmanet Development Group	10,830
1,850	@, L	Pre-Paid Legal Services, Inc.	76,331
5,650	@, L	Quanta Services, Inc.	152,607
7,950	@, L	Rent-A-Center, Inc.	177,126
12,170		Robert Half International, Inc.	301,208
47,400		RR Donnelley & Sons Co.	1,162,722
12,450	@	SAIC, Inc.	251,864
17,600		Service Corp. International	147,136
1,350	L	Sotheby’s	27,081
850		Strayer Education, Inc.	170,221
4,450	@	Ticketmaster	47,749
5,940	@, L	TrueBlue, Inc.	95,990
6,009	@	United Rentals, Inc.	91,577
12,900	@, L	Valassis Communications, Inc.	111,714
3,400	@, L	Volt Information Sciences, Inc.	30,532
6,800		Watson Wyatt Worldwide, Inc.	338,164
			10,605,764
		Computers: 3.5%
28,870	@	Affiliated Computer Services, Inc.	1,461,688
12,550	@	Apple, Inc.	1,426,433
5,290	@, L	CACI International, Inc.	265,029
22,450	@, L	Cadence Design Systems, Inc.	151,762
8,250	@, L	Ciber, Inc.	57,668
168,480	@	Dell, Inc.	2,776,550
4,950		Diebold, Inc.	163,895
93,770	@	EMC Corp.	1,121,489
173,960		Hewlett-Packard Co.	8,043,910
9,900	@, L	Hutchinson Technology, Inc.	114,642
9,700	L	Imation Corp.	219,123
12,840	@	Insight Enterprises, Inc.	172,184
64,800		International Business Machines Corp.	7,579,008
30,150	@, L	Lexmark International, Inc.	981,986
6,900	@, L	Manhattan Associates, Inc.	154,146
6,300	@, L	Mentor Graphics Corp.	71,505
12,874	@, L	Micros Systems, Inc.	343,221
2,790	L	MTS Systems Corp.	117,459
17,800	@	NCR Corp.	392,490

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Computers (continued)
5,500	@, L	Radiant Systems, Inc.	$47,795
13,270	@, L	Radisys Corp.	114,122
1,500	@	SI International, Inc.	45,075
3,600	@	SRA International, Inc.	81,468
1,400	@	SYKES Enterprises, Inc.	30,744
4,300	@, L	Synaptics, Inc.	129,946
10,100	@	Synopsys, Inc.	201,495
9,680	@	Teradata Corp.	188,760
17,100	@, L	Western Digital Corp.	364,572
			26,818,165
		Cosmetics/Personal Care: 1.0%
1,950	@, L	Chattem, Inc.	152,451
105,332		Procter & Gamble Co.	7,340,587
			7,493,038
		Distribution/Wholesale: 0.3%
13,060	@, L	Brightpoint, Inc.	94,032
9,520	@, L	Fossil, Inc.	268,750
27,900	@	Ingram Micro, Inc.	448,353
18,420	@	LKQ Corp.	312,587
7,910	L	Owens & Minor, Inc.	383,635
1,670	@, L	Scansource, Inc.	48,079
5,600	@, L	School Specialty, Inc.	174,664
10,400	@	Tech Data Corp.	310,440
5,720	@	United Stationers, Inc.	273,588
2,850	L	Watsco, Inc.	143,298
			2,457,426
		Diversified Financial Services: 2.2%
2,190	@, L	Affiliated Managers Group, Inc.	181,442
2,800	@, L	AmeriCredit Corp.	28,364
26,580		Ameriprise Financial, Inc.	1,015,356
38,120		Charles Schwab Corp.	991,120
121,660		Citigroup, Inc.	2,495,247
50		CME Group, Inc.	18,576
41,720		Discover Financial Services	576,570
5,850		Eaton Vance Corp.	206,096
7,530	L	Financial Federal Corp.	172,588
16,950		Goldman Sachs Group, Inc.	2,169,600
1,950	L	Greenhill & Co., Inc.	143,813
12,270		Invesco Ltd.	257,425
9,100	@, L	Investment Technology Group, Inc.	276,913
62,640		Janus Capital Group, Inc.	1,520,899
96,840		JPMorgan Chase & Co.	4,522,428
6,240	@	LaBranche & Co., Inc.	28,080
8,650	L	National Financial Partners Corp.	129,750
16,520	L	NYSE Euronext	647,254
5,300		OptionsXpress Holdings, Inc.	102,926
2,830	@, L	Portfolio Recovery Associates, Inc.	137,623
13,914		Raymond James Financial, Inc.	458,884
45,890	@, L	SLM Corp.	566,283
2,550	@, L	Stifel Financial Corp.	127,245
7,730	L	SWS Group, Inc.	155,837
4,250	@, L	TradeStation Group, Inc.	39,738
2,050	@, L	World Acceptance, Corp.	73,800
			17,043,857
		Electric: 1.8%
211,480	@	AES Corp.	2,472,201
56,600		American Electric Power Co., Inc.	2,095,898
6,500		Avista Corp.	141,115
1,000	L	Cleco Corp.	25,250
11,820		Dominion Resources, Inc.	505,660
22,050	L	DPL, Inc.	546,840
49,110	L	DTE Energy Co.	1,970,293
44,130		Edison International	1,760,787
12,300	@, L	El Paso Electric Co.	258,300
2,409		Great Plains Energy, Inc.	53,528
20,800	L	Hawaiian Electric Industries	605,488
21,850		MDU Resources Group, Inc.	633,650
16,900		Northeast Utilities	433,485
4,450		OGE Energy Corp.	137,416
27,360		Progress Energy, Inc.	1,180,037
18,710		Public Service Enterprise Group, Inc.	613,501
8,450		Puget Energy, Inc.	225,615
16,600		SCANA Corp.	646,238
850		Wisconsin Energy Corp.	38,165
			14,343,467
		Electrical Components & Equipment: 0.1%
7,600	W	Ametek, Inc.	309,852
3,250		Belden CDT, Inc.	103,318
2,250	@, L	Energizer Holdings, Inc.	181,238
10,600		Hubbell, Inc.	371,530
1,650	@	Littelfuse, Inc.	49,055
			1,014,993

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Electronics: 1.2%
34,750	@	Agilent Technologies, Inc.	$1,030,685
400		Analogic Corp.	19,904
5,580		Applied Biosystems, Inc.	191,115
14,750	@	Arrow Electronics, Inc.	386,745
13,600	@	Avnet, Inc.	334,968
16,210	@, L	Benchmark Electronics, Inc.	228,237
9,650		Brady Corp.	340,452
4,870	@, L	Checkpoint Systems, Inc.	91,653
15,724		CTS Corp.	200,953
5,460	@, L	Cymer, Inc.	138,302
2,450	L	Daktronics, Inc.	40,817
4,400	@, L	Dionex Corp.	279,620
3,350	@, L	Faro Technologies, Inc.	68,240
5,220	@, L	Flir Systems, Inc.	200,552
1,050	@, L	II-VI, Inc.	40,593
2,850	@, L	Itron, Inc.	252,311
53,560		Jabil Circuit, Inc.	510,962
7,010	@	LoJack Corp.	46,897
9,850		Methode Electronics, Inc.	88,059
10,200		National Instruments Corp.	306,510
3,920	@, L	Plexus Corp.	81,144
6,000	@, L	Rogers Corp.	221,880
8,450		Technitrol, Inc.	124,976
12,070	@	Thermo Electron Corp.	663,850
4,750	@	Thomas & Betts Corp.	185,583
2,940	@, L	Trimble Navigation Ltd.	76,028
10,573	@, L	TTM Technologies, Inc.	104,884
45,290		Tyco Electronics Ltd.	1,252,721
3,800	@, L	Varian, Inc.	163,020
29,600	@	Vishay Intertechnology, Inc.	195,952
18,635	@	Waters Corp.	1,084,184
3,550	L	Watts Water Technologies, Inc.	97,093
3,030		Woodward Governor Co.	106,868
			9,155,758
		Engineering & Construction: 0.2%
7,300	@	Dycom Industries, Inc.	95,046
12,410	@, L	EMCOR Group, Inc.	326,631
11,720		Fluor Corp.	652,804
950		Granite Construction, Inc.	34,029
10,600		KBR, Inc.	161,862
6,480	@	Shaw Group, Inc.	199,130
3,220	@	URS Corp.	118,077
			1,587,579
		Entertainment: 0.1%
3,500	@, L	DreamWorks Animation SKG, Inc.	110,075
7,500		International Speedway Corp.	291,825
2,900	@, L	Scientific Games Corp.	66,758
5,700	@	Shuffle Master, Inc.	29,013
			497,671
		Environmental Control: 0.1%
11,140	@	Allied Waste Industries, Inc.	123,765
15,150	@, L	Darling International, Inc.	168,317
9,700		Republic Services, Inc.	290,806
1,550	@	Stericycle, Inc.	91,311
1,000	@, L	Tetra Tech, Inc.	24,060
6,850	@, L	Waste Connections, Inc.	234,955
			933,214
		Food: 0.7%
5,150		Corn Products International, Inc.	166,242
6,800	L	Flowers Foods, Inc.	199,648
7,570	@, L	Hain Celestial Group, Inc.	208,402
2,429		Hormel Foods Corp.	88,124
1,490	L	Nash Finch Co.	64,249
7,260	@	Ralcorp Holdings, Inc.	489,397
10,802		Ruddick Corp.	350,525
210,350		Sara Lee Corp.	2,656,721
4,350	@	Smithfield Foods, Inc.	69,078
26,880		Supervalu, Inc.	583,296
5,500	@, L	TreeHouse Foods, Inc.	163,350
1,500	@, L	United Natural Foods, Inc.	37,485
7,370		WM Wrigley Jr. Co.	585,178
			5,661,695
		Forest Products & Paper: 0.0%
9,950	@	Buckeye Technologies, Inc.	81,491
			81,491
		Gas: 0.5%
15,690		Atmos Energy Corp.	417,668
57,360		Centerpoint Energy, Inc.	835,735
9,280		Energen Corp.	420,198
11,750	L	National Fuel Gas Co.	495,615
750		New Jersey Resources Corp.	26,918

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Gas (continued)
8,750	L	Piedmont Natural Gas Co.	$279,650
7,850		South Jersey Industries, Inc.	280,245
11,210		Southern Union Co.	231,487
9,650		Southwest Gas Corp.	292,009
16,870		UGI Corp.	434,909
			3,714,434
		Hand/Machine Tools: 0.2%
5,900	L	Baldor Electric Co.	169,979
6,000		Lincoln Electric Holdings, Inc.	385,860
7,000		Regal-Beloit Corp.	297,640
17,200		Snap-On, Inc.	905,752
			1,759,231
		Healthcare - Products: 1.3%
16,800	@, L	Affymetrix, Inc.	130,032
8,150	@, L	American Medical Systems Holdings, Inc.	144,744
2,140	@, L	Arthrocare Corp.	59,321
2,800	L	Cooper Cos., Inc.	97,328
3,820	@, L	Cyberonics	64,940
15,994		Densply International, Inc.	600,415
4,750	@, L	Edwards Lifesciences Corp.	274,360
6,200	@	Gen-Probe, Inc.	328,910
400	@, L	Haemonetics Corp.	24,688
6,300	@, L	Henry Schein, Inc.	339,192
4,750	L	Hill-Rom Holdings, Inc.	143,973
13,204	@, L	Hologic, Inc.	255,233
3,230	@, L	ICU Medical, Inc.	98,224
7,000	@, L	Immucor, Inc.	223,720
6,100		Invacare Corp.	147,254
32,340		Johnson & Johnson	2,240,515
4,540	@	Kensey Nash Corp.	142,828
4,440	@, L	Kinetic Concepts, Inc.	126,940
34,250		Medtronic, Inc.	1,715,925
3,270	L	Mentor Corp.	78,022
1,000	L	Meridian Bioscience, Inc.	29,040
7,550	@, L	Merit Medical Systems, Inc.	141,714
8,480	@, L	PSS World Medical, Inc.	165,360
51,070	@	St. Jude Medical, Inc.	2,221,034
600	@, L	SurModics, Inc.	18,894
3,300	@	Techne Corp.	237,996
900		Vital Signs, Inc.	66,510
490		West Pharmaceutical Services, Inc.	23,922
			10,141,034
		Healthcare - Services: 1.2%
21,020		Aetna, Inc.	759,032
2,480	@, L	Amedisys, Inc.	120,702
8,740	@	AMERIGROUP Corp.	220,598
3,759	@, L	Amsurg Corp.	95,742
5,350	@	Apria Healthcare Group, Inc.	97,584
5,800	@, L	Centene Corp.	118,958
82,130		Cigna Corp.	2,790,777
600	@, L	Covance, Inc.	53,046
24,000	@	Health Management Associates, Inc.	99,840
8,950	@	Health Net, Inc.	211,220
7,400	@	Healthspring, Inc.	156,584
7,440	@, L	Healthways, Inc.	120,007
1,750	@	Kindred Healthcare, Inc.	48,248
21,700	@, L	Laboratory Corp. of America Holdings	1,508,150
5,150	@, L	LifePoint Hospitals, Inc.	165,521
10,100	@	Lincare Holdings, Inc.	303,909
700	@	Magellan Health Services, Inc.	28,742
3,850	@, L	Molina Healthcare, Inc.	119,350
7,780	@	Pediatrix Medical Group, Inc.	419,498
23,790		Quest Diagnostics	1,229,229
6,340	@, L	Res-Care, Inc.	115,008
3,000	@	WellCare Health Plans, Inc.	108,000
17,450	@	WellPoint, Inc.	816,137
			9,705,882
		Home Builders: 0.2%
6,200	@, L	Champion Enterprises, Inc.	34,410
7,300	@, L	Hovnanian Enterprises, Inc.	58,327
3,370	L	M/I Homes, Inc.	76,769
2,550		MDC Holdings, Inc.	93,305
4,050	@, L	Meritage Homes Corp.	100,035
700	@, L	NVR, Inc.	400,400
3,900		Ryland Group, Inc.	103,428
16,050	@	Toll Brothers, Inc.	404,942
			1,271,616
		Home Furnishings: 0.0%
2,630		Ethan Allen Interiors, Inc.	73,693
17,500	L	Furniture Brands International, Inc.	184,100
2,050	@	Universal Electronics, Inc.	51,209
			309,002

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Household Products/Wares: 0.5%
7,950		American Greetings Corp.	$121,556
31,180	L	Avery Dennison Corp.	1,386,886
6,040	@, L	Central Garden & Pet Co.	35,938
32,440		Clorox Co.	2,033,664
9,800		Tupperware Corp.	270,774
			3,848,818
		Housewares: 0.0%
7,910	L	Toro Co.	326,683
			326,683
		Insurance: 2.6%
38,170		Aflac, Inc.	2,242,488
13,175		American Financial Group, Inc.	388,663
40,840		American International Group, Inc.	135,997
34,350		AON Corp.	1,544,376
10,199		Arthur J. Gallagher & Co.	261,706
29,120		Assurant, Inc.	1,601,600
5,850	L	Brown & Brown, Inc.	126,477
31,610		Chubb Corp.	1,735,389
8,570		Delphi Financial Group	240,303
7,120		Everest Re Group Ltd.	616,094
3,300		First American Corp.	97,350
6,069		Hanover Insurance Group, Inc.	276,261
23,437		Hartford Financial Services Group, Inc.	960,683
15,350		HCC Insurance Holdings, Inc.	414,450
3,950		Hilb Rogal & Hobbs Co.	184,623
10,100		Horace Mann Educators Corp.	129,987
3,950	L	Metlife, Inc.	221,200
3,610	@	Navigators Group, Inc.	209,380
4,000	@	Philadelphia Consolidated Holding Co.	234,280
3,250	@, L	ProAssurance Corp.	182,000
21,900		Progressive Corp.	381,060
10,100	L	Protective Life Corp.	287,951
10,660		Prudential Financial, Inc.	767,520
4,680		RLI Corp.	290,581
4,500		Safety Insurance Group, Inc.	170,685
12,360	L	Selective Insurance Group	283,291
7,850		Stancorp Financial Group, Inc.	408,200
24,580		Torchmark Corp.	1,469,884
4,010	L	Tower Group, Inc.	94,476
44,810		Travelers Cos., Inc.	2,025,412
3,530	L	United Fire & Casualty Co.	100,923
3,900	L	Unitrin, Inc.	97,266
65,630		UnumProvident Corp.	1,647,313
19,550		WR Berkley Corp.	460,403
1,650	L	Zenith National Insurance Corp.	60,456
			20,348,728
		Internet: 0.5%
8,450	@, L	Avocent Corp.	172,887
4,920	@, L	Blue Coat Systems, Inc.	69,815
1,440	@, L	Blue Nile, Inc.	61,733
4,461	@, L	Cybersource Corp.	71,867
4,880	@, L	DealerTrack Holdings, Inc.	82,179
3,000	@, L	Digital River, Inc.	97,200
38,650	@	Expedia, Inc.	584,002
1,350	@	F5 Networks, Inc.	31,563
10,050	@, L	j2 Global Communications, Inc.	234,668
2,250	@, L	Knot, Inc.	18,788
9,475	@	McAfee, Inc.	321,771
4,250	@, L	NetFlix, Inc.	131,240
3,990	L	Nutri/System, Inc.	70,703
7,890	@, L	Perficient, Inc.	52,390
3,800	@, L	Priceline.com, Inc.	260,034
5,680	@, L	Secure Computing Corp.	31,126
6,450	@, L	Stamps.com, Inc.	75,272
63,720	@	Symantec Corp.	1,247,638
9,650		United Online, Inc.	90,807
9,050	@, L	Valueclick, Inc.	92,582
10,010	@, L	Websense, Inc.	223,724
			4,021,989
		Investment Companies: 0.0%
19,536	L	Apollo Investment Corp.	333,089
			333,089
		Iron/Steel: 0.4%
13,730		AK Steel Holding Corp.	355,882
4,450		Carpenter Technology Corp.	114,143
5,410		Cleveland-Cliffs, Inc.	286,405
37,520		Nucor Corp.	1,482,040
2,150	L	Olympic Steel, Inc.	63,404
7,300		Reliance Steel & Aluminum Co.	277,181
9,900		Steel Dynamics, Inc.	169,191
5,080		United States Steel Corp.	394,259
			3,142,505

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Leisure Time: 0.1%
14,200		Callaway Golf Co.	$199,794
6,950	L	Polaris Industries, Inc.	316,156
5,700	@, L	WMS Industries, Inc.	174,249
			690,199
		Machinery - Construction & Mining: 0.5%
47,400		Caterpillar, Inc.	2,825,040
8,050		Joy Global, Inc.	363,377
22,380	@	Terex Corp.	683,038
			3,871,455
		Machinery - Diversified: 0.6%
8,650	@, L	AGCO Corp.	368,577
6,000	L	Applied Industrial Technologies, Inc.	161,580
6,650	L	Cognex Corp.	134,064
15,400		Cummins, Inc.	660,612
18,910		Deere & Co.	936,045
6,000		Flowserve Corp.	532,620
7,950	@	Gardner Denver, Inc.	276,024
3,400		Graco, Inc.	121,074
6,200		IDEX Corp.	192,324
4,100	L	Nordson Corp.	201,351
4,000	L	Robbins & Myers, Inc.	123,720
7,000		Roper Industries, Inc.	398,720
6,000		Wabtec Corp.	307,380
7,750	@, L	Zebra Technologies Corp.	215,838
			4,629,929
		Media: 0.7%
55,750	@, L	DIRECTV Group, Inc.	1,458,978
7,850	L	EW Scripps Co.	55,500
3,100	L	Factset Research Systems, Inc.	161,975
6,100	L	Media General, Inc.	75,823
106,516		News Corp. - Class A	1,277,127
8,050	L	Scholastic Corp.	206,724
62,840		Walt Disney Co.	1,928,560
			5,164,687
		Metal Fabricate/Hardware: 0.1%
3,250	L	AM Castle & Co.	56,160
3,800		Commercial Metals Co.	64,182
500	L	Kaydon Corp.	22,530
1,000		Lawson Products	27,650
7,950		Mueller Industries, Inc.	182,930
2,550		Timken Co.	72,293
780		Valmont Industries, Inc.	64,498
14,000	L	Worthington Industries	209,160
			699,403
		Mining: 0.3%
2,050	L	Amcol International Corp.	64,083
1,000	@, L	Brush Engineered Materials, Inc.	18,570
2,050	@, L	Century Aluminum Co.	56,765
31,660		Freeport-McMoRan Copper & Gold, Inc.	1,799,871
1,500	@, L	RTI International Metals, Inc.	29,340
			1,968,629
		Miscellaneous Manufacturing: 2.9%
8,110	L	Acuity Brands, Inc.	338,674
4,700	L	AO Smith Corp.	184,193
12,915		Aptargroup, Inc.	505,106
4,700	L	Barnes Group, Inc.	95,034
6,000		Brink’s Co.	366,120
4,930	@, L	Ceradyne, Inc.	180,734
2,050	L	Clarcor, Inc.	77,798
42,700	L	Cooper Industries Ltd.	1,705,865
11,150		Crane Co.	331,267
2,250	L	Donaldson Co., Inc.	94,298
54,870		Dover Corp.	2,224,979
16,900	L	Eaton Corp.	949,442
6,650	@, L	EnPro Industries, Inc.	247,114
5,350	L	Federal Signal Corp.	73,295
327,495		General Electric Co.	8,351,046
12,400	@, L	Griffon Corp.	111,848
4,650		Harsco Corp.	172,934
32,440		Honeywell International, Inc.	1,347,882
3,150	@, L	John Bean Technologies Corp.	39,879
52,000	L	Leggett & Platt, Inc.	1,133,080
2,050	@	Lydall, Inc.	19,742
6,900		Matthews International Corp. - Class A	350,106
7,200	L	Movado Group, Inc.	160,920
2,650	L	Myers Industries, Inc.	33,417
30,450		Parker Hannifin Corp.	1,613,850
10,200		Pentair, Inc.	352,614
4,950		SPX Corp.	381,150
806		Teleflex, Inc.	51,173

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
39,530		Textron, Inc.	$1,157,438
4,150	L	Tredegar Corp.	73,829
			22,724,827
		Office Furnishings: 0.1%
9,352	L	Herman Miller, Inc.	228,843
10,400	L	HNI, Corp.	263,536
			492,379
		Office/Business Equipment: 0.5%
60,250		Pitney Bowes, Inc.	2,003,915
131,970		Xerox Corp.	1,521,614
			3,525,529
		Oil & Gas: 6.5%
12,900		Anadarko Petroleum Corp.	625,779
25,070		Apache Corp.	2,614,300
9,870	@	Atwood Oceanics, Inc.	359,268
116,966		Chevron Corp.	9,647,356
11,250	L	Cimarex Energy Co.	550,238
90,400		ConocoPhillips	6,621,800
8,250	@, L	Denbury Resources, Inc.	157,080
23,410		Devon Energy Corp.	2,134,992
8,050	@	Encore Acquisition Co.	336,329
3,600		Equitable Resources, Inc.	132,048
228,920		ExxonMobil Corp.	17,777,927
6,200	@, L	Forest Oil Corp.	307,520
4,450		Frontier Oil Corp.	81,969
6,300	L	Helmerich & Payne, Inc.	272,097
15,240		Hess Corp.	1,250,899
14,960		Murphy Oil Corp.	959,534
5,150	@	Newfield Exploration Co.	164,749
59,750		Occidental Petroleum Corp.	4,209,388
7,000		Patterson-UTI Energy, Inc.	140,140
1,950	L	Penn Virginia Corp.	104,208
580	@, L	Petroleum Development Corp.	25,735
7,610	@, L	Petroquest Energy, Inc.	116,814
6,410	@, L	Pioneer Drilling Co.	85,253
10,493	@	Plains Exploration & Production Co.	368,934
6,600	@	Pride International, Inc.	195,426
1,750	@, L	Quicksilver Resources, Inc.	34,353
8,450	L	St. Mary Land & Exploration Co.	301,243
5,500	@, L	Stone Energy Corp.	232,815
5,480	@, L	Swift Energy Co.	212,021
6,800	@, L	Unit Corp.	338,776
			50,358,991
		Oil & Gas Services: 0.5%
27,860		Baker Hughes, Inc.	1,686,644
2,850	@, L	Basic Energy Services, Inc.	60,705
5,050	@	FMC Technologies, Inc.	235,078
2,080	L	Gulf Island Fabrication, Inc.	71,698
11,950	@	Helix Energy Solutions Group, Inc.	290,146
2,400	@, L	Hornbeck Offshore Services, Inc.	92,688
9,710	@, L	ION Geophysical Corp.	137,785
2,650		Lufkin Industries, Inc.	210,278
10,060	@	National Oilwell Varco, Inc.	505,314
3,800	@, L	Oceaneering International, Inc.	202,616
2,420	@, L	SEACOR Holdings, Inc.	191,059
1,850	@	Superior Energy Services	57,609
			3,741,620
		Packaging & Containers: 0.2%
29,470		Ball Corp.	1,163,770
2,400		Greif, Inc.	157,488
7,830		Rock-Tenn Co.	313,043
9,061		Sonoco Products Co.	268,930
			1,903,231
		Pharmaceuticals: 2.7%
3,000	@, L	Alpharma, Inc.	110,670
13,050		AmerisourceBergen Corp.	491,333
5,650	@, L	Cephalon, Inc.	437,819
38,450		Eli Lilly & Co.	1,692,954
11,150	@, L	Endo Pharmaceuticals Holdings, Inc.	223,000
27,860	@	Express Scripts, Inc.	2,056,625
48,180	@	Forest Laboratories, Inc.	1,362,530
3,950	@, L	HealthExtras, Inc.	103,174
21,800	@, L	King Pharmaceuticals, Inc.	208,844
12,450		Medicis Pharmaceutical Corp.	185,630
127,440		Merck & Co., Inc.	4,022,006
1,550	@	NBTY, Inc.	45,756
3,780	@, L	Noven Pharmaceuticals, Inc.	44,150
9,350		Omnicare, Inc.	269,000
3,550	@, L	Par Pharmaceutical Cos., Inc.	43,630
2,800	L	Perrigo Co.	107,688
106,870		Pfizer, Inc.	1,970,683
3,350	@, L	PharMerica Corp.	75,342

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
14,580	@, L	Salix Pharmaceuticals Ltd.	$93,458
1,850	@, L	Savient Pharmaceuticals, Inc.	27,584
104,810		Schering-Plough Corp.	1,935,841
3,460	@, L	Sciele Pharma, Inc.	106,533
8,650	@, L	Sepracor, Inc.	158,382
9,850	@	Theragenics Corp.	30,732
6,700	@, L	Valeant Pharmaceuticals International	137,149
6,000	@, L	VCA Antech, Inc.	176,820
13,120	@, L	Viropharma, Inc.	172,134
117,230		Wyeth	4,330,476
			20,619,943
		Pipelines: 0.2%
8,850		Oneok, Inc.	304,440
37,340		Spectra Energy Corp.	888,692
			1,193,132
		Real Estate: 0.0%
2,850	@, L	Forestar Real Estate Group, Inc.	42,038
2,440	L	Jones Lang LaSalle, Inc.	106,091
			148,129
		Retail: 4.1%
4,600		Abercrombie & Fitch Co.	181,470
8,450		Advance Auto Parts, Inc.	335,127
6,050	@, L	Aeropostale, Inc.	194,266
7,155		American Eagle Outfitters	109,114
4,100	@	AnnTaylor Stores Corp.	84,624
12,750	@, L	Autozone, Inc.	1,572,585
5,150	L	Barnes & Noble, Inc.	134,312
44,310		Best Buy Co., Inc.	1,661,625
25,170	@, L	Big Lots, Inc.	700,481
8,850	@, L	BJ’s Wholesale Club, Inc.	343,911
18,450	L	Borders Group, Inc.	121,032
1,675	L	Brown Shoe Co., Inc.	27,437
3,250		Buckle, Inc.	180,505
3,030	@, L	Buffalo Wild Wings, Inc.	121,927
1,900		Casey’s General Stores, Inc.	57,323
4,900		Cash America International, Inc.	176,596
9,650	L	Cato Corp.	169,358
5,800	@, L	CEC Entertainment, Inc.	192,560
7,920	@	Charlotte Russe Holding, Inc.	81,180
1,100	@, L	Childrens Place Retail Stores, Inc.	36,685
1,750	@, L	Chipotle Mexican Grill, Inc.	97,108
17,100		Christopher & Banks Corp.	131,157
18,350	@, L	Collective Brands, Inc.	335,989
4,950	@, L	Copart, Inc.	188,100
7,090		CVS Caremark Corp.	238,649
11,150	@	Dollar Tree, Inc.	405,414
9,750	@, L	Dress Barn, Inc.	149,078
43,100		Family Dollar Stores, Inc.	1,021,470
6,100		Finish Line	60,939
5,630	@, L	First Cash Financial Services, Inc.	84,450
16,800		Foot Locker, Inc.	271,488
41,240	@, L	GameStop Corp.	1,410,820
70,810		Gap, Inc.	1,259,002
3,450	@, L	Genesco, Inc.	115,506
3,150		Guess ?, Inc.	109,589
5,150	@, L	Gymboree Corp.	182,825
4,350	@	Hanesbrands, Inc.	94,613
2,350	L	Haverty Furniture Cos., Inc.	26,884
3,150	@, L	Hibbett Sporting Goods, Inc.	63,063
6,300	@, L	HOT Topic, Inc.	41,643
3,400	@, L	J Crew Group, Inc.	97,138
1,000	@, L	Jack in the Box, Inc.	21,100
3,750	@, L	Jo-Ann Stores, Inc.	78,675
6,300	@, L	JoS. A Bank Clothiers, Inc.	211,680
1,531	L	Landry’s Restaurants, Inc.	23,807
64,400		Limited Brands, Inc.	1,115,408
2,100		Longs Drug Stores Corp.	158,844
78,660		McDonald’s Corp.	4,853,322
700		MSC Industrial Direct Co.	32,249
6,640	@, L	Panera Bread Co.	337,976
7,180	@, L	PetMed Express, Inc.	112,726
6,270	@, L	PF Chang’s China Bistro, Inc.	147,596
5,650	L	Phillips-Van Heusen	214,192
36,360	L	RadioShack Corp.	628,301
3,250	@, L	Red Robin Gourmet Burgers, Inc.	87,100
8,050	L	Regis Corp.	221,375
14,200		Ross Stores, Inc.	522,702
6,160	@, L	Sonic Corp.	89,751
4,390	@, L	Texas Roadhouse, Inc.	39,466
66,990		TJX Cos., Inc.	2,044,535
4,900	@, L	Tractor Supply Co.	206,045
29,100	@	Triarc Companies, Inc.	153,066

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
4,880	@, L	Tween Brands, Inc.	$47,775
12,750	@, L	Urban Outfitters, Inc.	406,343
111,070		Wal-Mart Stores, Inc.	6,651,982
3,910	L	World Fuel Services Corp.	90,047
4,400	@, L	Zumiez, Inc.	72,512
			31,435,618
		Savings & Loans: 0.5%
9,676	L	Anchor Bancorp. Wisconsin, Inc.	71,119
17,211		Astoria Financial Corp.	356,784
6,240	L	Brookline Bancorp., Inc.	79,810
12,550	L	Dime Community Bancshares	191,011
23,157		First Niagara Financial Group, Inc.	364,723
4,900	@, L	Guaranty Financial Group, Inc.	19,355
150,550	L	Hudson City Bancorp., Inc.	2,777,648
21,950		New York Community Bancorp., Inc.	368,541
6,200	L	Sovereign Bancorp., Inc.	24,490
			4,253,481
		Semiconductors: 1.5%
2,250	@	ATMI, Inc.	40,455
11,910	@, L	Axcelis Technologies, Inc.	20,247
4,190	@, L	Brooks Automation, Inc.	35,028
6,300	@, L	Cabot Microelectronics Corp.	202,104
6,805	L	Cohu, Inc.	107,655
3,000	@, L	Cree, Inc.	68,340
17,300	@	Cypress Semiconductor Corp.	90,306
2,620	@, L	Diodes, Inc.	48,339
16,250	@, L	DSP Group, Inc.	124,313
10,000	@	Integrated Device Technology, Inc.	77,800
135,690		Intel Corp.	2,541,474
5,450	@	International Rectifier Corp.	103,659
3,200		Intersil Corp.	53,056
24,440		KLA-Tencor Corp.	773,526
8,950	@, L	Kulicke & Soffa Industries, Inc.	40,365
14,400	@, L	Lam Research Corp.	453,456
4,250	@, L	Macrovision Solutions Corp.	65,365
2,850	@, L	Microsemi Corp.	72,618
9,650	@, L	MKS Instruments, Inc.	192,132
68,320		National Semiconductor Corp.	1,175,787
1,900	@, L	Pericom Semiconductor Corp.	19,950
33,120	@, L	QLogic Corp.	508,723
3,900	@, L	Silicon Laboratories, Inc.	119,730
16,050	@, L	Skyworks Solutions, Inc.	134,178
5,700	@, L	Standard Microsystems Corp.	142,386
800	@, L	Supertex, Inc.	22,528
170,040		Texas Instruments, Inc.	3,655,860
16,150	@	Triquint Semiconductor, Inc.	77,359
3,550	@, L	Ultratech, Inc.	42,955
7,585	@, L	Varian Semiconductor Equipment Associates, Inc.	190,535
1,500	@, L	Veeco Instruments, Inc.	22,215
13,930	L	Xilinx, Inc.	326,659
			11,549,103
		Software: 2.3%
5,150	@, L	ACI Worldwide, Inc.	90,228
7,750		Acxiom Corp.	97,185
4,850	@	Ansys, Inc.	183,670
17,250	@, L	Autodesk, Inc.	578,738
4,010	@, L	Avid Technology, Inc.	96,481
2,550		Blackbaud, Inc.	47,048
14,950		Broadridge Financial Solutions ADR	230,081
1,450	@	Cerner Corp.	64,728
1,850	@, L	Concur Technologies, Inc.	70,781
1,510	@, L	CSG Systems International	26,470
11,700	@, L	Digi International, Inc.	119,340
5,179		Dun & Bradstreet Corp.	488,690
4,050	@, L	Eclipsys Corp.	84,848
21,750	@, L	Epicor Software Corp.	171,608
4,200	L	Fair Isaac Corp.	96,810
51,150		Fidelity National Information Services, Inc.	944,229
49,590	@	Fiserv, Inc.	2,346,599
53,160		IMS Health, Inc.	1,005,256
13,430	@	Informatica Corp.	174,456
4,320	@, L	JDA Software Group, Inc.	65,707
2,230	@, L	Mantech International Corp.	132,217
8,150	@	Metavante Technologies, inc.	156,969
193,825		Microsoft Corp.	5,173,189
6,800	@	Omnicell, Inc.	89,420
171,700	@	Oracle Corp.	3,487,227
11,150	@	Parametric Technology Corp.	205,160
2,660	@, L	Phase Forward, Inc.	55,621
4,350	@, L	Phoenix Technologies Ltd.	34,757
9,750	@, L	Progress Software Corp.	253,403
10,350		SEI Investments Co.	229,770

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Software (continued)
3,760	@, L	Smith Micro Software, Inc.	$26,696
3,050	@, L	SPSS, Inc.	89,548
10,743	@, L	Sybase, Inc.	328,951
5,500	@, L	SYNNEX Corp.	122,870
7,670	@	Take-Two Interactive Software, Inc.	125,788
3,250	@, L	Tyler Technologies, Inc.	49,303
			17,543,842
		Telecommunications: 2.5%
26,450	@	3Com Corp.	61,629
20,350	@, L	Adaptec, Inc.	66,748
5,050	@, L	ADC Telecommunications, Inc.	42,673
4,240	@, L	Anixter International, Inc.	252,322
14,742	@, L	Arris Group, Inc.	113,956
162,407		AT&T, Inc.	4,534,403
2,660		Black Box Corp.	91,850
20,920		CenturyTel, Inc.	766,718
8,150	@, L	Cincinnati Bell, Inc.	25,184
280,720	@	Cisco Systems, Inc.	6,333,043
6,123	@, L	CommScope, Inc.	212,101
970	@, L	Comtech Telecommunications	47,763
12,550		Corning, Inc.	196,282
21,980		Embarq Corp.	891,289
7,390		Fairpoint Communications, Inc.	64,071
11,170	@	Foundry Networks, Inc.	203,406
13,200	@, L	Harmonic, Inc.	111,540
37,720	@, L	JDS Uniphase Corp.	319,111
7,550	@, L	Netgear, Inc.	113,250
14,550	@, L	Network Equipment Technologies, Inc.	49,761
10,000	@	NeuStar, Inc.	198,900
9,040	@, L	Novatel Wireless, Inc.	54,782
5,250		Plantronics, Inc.	118,230
9,425		Telephone & Data Systems, Inc.	336,944
4,350	@	Tollgrade Communications, Inc.	18,270
86,930		Verizon Communications, Inc.	2,789,584
136,720		Windstream Corp.	1,495,717
			19,509,527
		Textiles: 0.1%
6,430		G&K Services, Inc.	212,512
2,050	@, L	Mohawk Industries, Inc.	138,150
3,250	L	Unifirst Corp.	140,043
			490,705
		Toys/Games/Hobbies: 0.2%
38,950	L	Hasbro, Inc.	1,352,344
3,850	@, L	Jakks Pacific, Inc.	95,904
7,150	@	RC2 Corp.	143,000
			1,591,248
		Transportation: 0.4%
10,700	L	Alexander & Baldwin, Inc.	471,121
4,500	L	Arkansas Best Corp.	151,605
1,550	L	Forward Air Corp.	42,207
2,860	@, L	HUB Group, Inc.	107,679
1,050	@, L	Kansas City Southern	46,578
8,450	@	Kirby Corp.	320,593
2,650		Landstar System, Inc.	116,759
1,350	@, L	Old Dominion Freight Line	38,259
2,600	L	Overseas Shipholding Group	151,606
17,830	L	Ryder System, Inc.	1,105,460
7,200		Tidewater, Inc.	398,592
9,900	L	Werner Enterprises, Inc.	214,929
			3,165,388
		Trucking & Leasing: 0.0%
3,000		GATX Corp.	118,710
			118,710
		Total Common Stock (Cost $ 491,025,503)	444,094,362
REAL ESTATE INVESTMENT TRUSTS: 0.9%
		Apartments: 0.0%
1,750		Essex Property Trust, Inc.	207,078
2,460	L	Home Properties, Inc.	142,557
			349,635
		Diversified: 0.1%
5,500	L	Colonial Properties Trust	102,795
4,390		Entertainment Properties Trust	240,221
13,340		Lexington Corporate Properties Trust	229,715
2,500		Liberty Property Trust	94,125
400		PS Business Parks, Inc.	23,040
			689,896
		Health Care: 0.1%
6,600	L	Health Care Real Estate Investment Trust, Inc.	351,318
5,700	L	Medical Properties Trust, Inc.	64,695

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
4,370	L	Senior Housing Properties Trust	$104,137
			520,150
		Hotels: 0.3%
17,020	L	DiamondRock Hospitality Co.	154,882
12,350		Hospitality Properties Trust	253,422
104,710		Host Hotels & Resorts, Inc.	1,391,596
7,200		LaSalle Hotel Properties	167,904
			1,967,804
		Office Property: 0.1%
6,660		BioMed Realty Trust, Inc.	176,157
4,200		Highwoods Properties, Inc.	149,352
600		Kilroy Realty Corp.	28,674
8,650		Mack-Cali Realty Corp.	292,976
4,430	L	Parkway Properties, Inc.	167,720
			814,879
		Regional Malls: 0.1%
7,200		Macerich Co.	458,280
8,750	L	Pennsylvania Real Estate Investment Trust	164,938
			623,218
		Shopping Centers: 0.1%
8,050	L	Cedar Shopping Centers, Inc.	106,421
2,000	L	Federal Realty Investment Trust	171,200
4,350		Kite Realty Group Trust	47,850
2,050	L	Regency Centers Corp.	136,715
11,350	L	Weingarten Realty Investors	404,855
			867,041
		Single Tenant: 0.0%
8,150	L	National Retail Properties, Inc.	195,193
			195,193
		Storage: 0.0%
7,750		Extra Space Storage, Inc.	119,040
			119,040
		Warehouse/Industrial: 0.1%
10,300		AMB Property Corp.	466,590
			466,590
		Total Real Estate Investment Trusts (Cost $ 6,694,481)	6,613,446
PREFERRED STOCK: 0.4%
		Banks: 0.0%
35,875	P	Santander Finance	287,718
			287,718
		Diversified Financial Services: 0.2%
14,000	P	JPMorgan Chase Capital XXVI	338,520
46,500	P	Merrill Lynch & Co., Inc.	458,025
857	#, P	Zurich RegCaPS Funding Trust	762,194
			1,558,739
		Insurance: 0.2%
48,903	P	Aegon NV	417,143
19,271	P	Aegon NV - Series 1	133,933
51,650	P	Metlife, Inc.	801,608
			1,352,684
		Total Preferred Stock (Cost $ 6,231,820)	3,199,141

Principal Amount			Value
CORPORATE BONDS/NOTES: 9.4%
		Agriculture: 0.1%
$209,000		Philip Morris International, Inc., 5.650%, due 05/16/18	$193,534
409,000		Philip Morris International, Inc., 6.375%, due 05/16/38	360,876
			554,410
		Airlines: 0.1%
1,268,000	C	Delta Airlines, Inc., 7.570%, due 11/18/10	1,147,540
			1,147,540
		Auto Manufacturers: 0.1%
950,078		Ford Motor Co., 5.490%, due 11/29/13	628,436
521,000	C, L	General Motors Corp., 8.250%, due 07/15/23	207,098
781,000	C, L	General Motors Corp., 8.375%, due 07/15/33	316,305
			1,151,839
		Banks: 2.7%
1,040,000	C	Australia & New Zealand Banking Group Ltd., 3.181%, due 12/31/49	670,800
1,639,000	C	BAC Capital Trust XIV, 5.630%, due 12/31/49	848,723
420,000	#, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	402,509
1,135,000	C	Bank of America Corp., 8.000%, due 01/30/18	900,125
1,103,000	C	Bank of America Corp., 8.125%, due 12/29/49	892,537
400,000	C	Bank of Ireland, 3.563%, due 12/29/49	272,000
210,000	C	Bank of Scotland, 3.063%, due 12/31/49	128,625
77,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	66,011
490,000	C	Barclays Bank PLC, 3.250%, due 12/31/49	316,050
434,000	#, C	Barclays Bank PLC, 5.926%, due 09/29/49	302,256

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2008 (Unaudited) (continued)

	Principal Amount			Value
			Banks (continued)
$933,000		#	Barclays Bank PLC, 6.050%, due 12/04/17	$869,238
	110,000	C	Barclays O/S Inv, 3.189%, due 04/11/49	70,950
	485,000	C	BNP Paribas, 3.438%, due 12/31/49	364,363
	710,000	C	BNP Paribas, 3.998%, due 09/29/49	560,951
	377,000	#, C	Danske Bank A/S, 5.914%, due 12/29/49	330,558
	220,000	C	Den Norske Bank ASA, 3.063%, due 11/29/49	143,398
	723,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	556,634
	426,000		Fifth Third Bancorp., 8.250%, due 03/01/38	323,853
	420,000	C	Financiere CSFB NV, 4.000%, due 03/29/49	275,100
	525,000		First Tennessee Bank NA, 2.867%, due 05/18/09	497,512
	1,000	C	Fleet Capital Trust II, 7.920%, due 12/11/26	994
	416,000	#, C	HBOS PLC, 5.375%, due 11/29/49	257,620
	860,000	C	Hongkong & Shanghai Banking Corp., Ltd., 2.938%, due 07/29/49	576,200
	1,150,000	C	HSBC Bank PLC, 3.288%, due 06/29/49	621,000
	1,140,000		HSBC Bank PLC, 3.437%, due 06/29/49	632,700
	770,000	C	Lloyds TSB Bank PLC, 3.000%, due 11/29/49	435,050
	1,030,000	C	Lloyds TSB Bank PLC, 3.218%, due 08/29/49	581,950
	620,000	C	Lloyds TSB Bank PLC, 3.500%, due 06/29/49	350,300
	382,000	#, C	Lloyds TSB Group PLC, 6.267%, due 11/14/49	286,521
	140,000	C	Mizuho Financial Group Cayman Ltd., 8.375%, due 01/29/49	120,402
	2,228,000	C	National City Preferred Capital Trust I, 12.000%, due 12/29/49	778,031
	130,000	C	National Westminster Bank PLC, 3.000%, due 11/29/49	81,900
	60,000	C	National Westminster Bank PLC, 3.313%, due 08/29/49	39,300
	500,000	#, C	PNC Preferred Funding Trust I, 8.700%, due 02/19/49	446,548
	487,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	451,332
	612,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	528,342
	538,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	435,253
	1,580,000	C	Royal Bank of Scotland Group PLC, 3.375%, due 12/29/49	1,003,300
	370,000	C	Societe Generale, 3.003%, due 11/29/49	286,447
	1,800,000	C	Standard Chartered PLC, 3.063%, due 11/29/49	954,000
	1,400,000	C	Standard Chartered PLC, 3.188%, due 07/29/49	742,000
	230,000	C	Standard Chartered PLC, 3.275%, due 01/29/49	125,350
	200,000	#, C	Standard Chartered PLC, 6.409%, due 12/31/49	154,360
	100,000	#, C	Standard Chartered PLC, 7.014%, due 07/30/49	84,338
	48,000	C	State Street Capital Trust III, 8.250%, due 12/29/49	47,096
	324,000	C	SunTrust Preferred Capital I, 5.853%, due 12/31/49	178,312
	276,000	C	USB Capital IX, 6.189%, due 03/29/49	135,305
	541,000		Wachovia Bank NA, 6.600%, due 01/15/38	321,231
	594,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	249,592
	862,000	C, L	Wells Fargo Capital XV, 9.750%, due 12/29/49	836,944
	450,000	C	Westpac Banking Corp., 4.056%, due 09/30/49	364,584
	372,000	#, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	287,970
				21,186,465
			Beverages: 0.1%
BRL	1,039,000	#	Ambev International Finance Co., Ltd., 9.500%, due 07/24/17	398,586
				398,586
			Chemicals: 0.1%
	$260,000	Z	Stauffer Chemical, 5.560%, due 04/15/10	239,225
	570,000	Z	Stauffer Chemical, 12.130%, due 04/15/17	277,951
	450,000	Z	Stauffer Chemical, 12.720%, due 04/15/18	201,723
	477,000		Union Carbide Corp., 7.750%, due 10/01/96	416,779
				1,135,678
			Computers: 0.1%
	453,000	C	Lexmark International, Inc., 5.900%, due 06/01/13	444,744
	397,000	C	Lexmark International, Inc., 6.650%, due 06/01/18	383,129
				827,873
			Diversified Financial Services: 2.8%
	2,095,000	#, C	Aiful Corp., 4.450%, due 02/16/10	1,620,441
	218,000	#, C	Alpine III, 3.357%, due 08/16/14	218,276
	218,000	#	Alpine III, 3.757%, due 08/16/14	218,389
	328,000	#	Alpine III, 5.557%, due 08/16/14	329,753
	560,000	#	Alpine III, 8.807%, due 08/16/14	570,677
	475,000		American Express Co., 7.000%, due 03/19/18	419,918
	332,000		American Express Co., 8.150%, due 03/19/38	297,713
	500,000		American General Finance Corp., 6.900%, due 12/15/17	232,149
	1,925,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	1,915,375
	959,000		CIT Group, Inc., 2.939%, due 03/12/10	691,977
	555,000		CIT Group, Inc., 3.054%, due 02/13/12	299,918
	680,000		Citigroup, Inc., 6.125%, due 05/15/18	564,008
	611,000	C	Citigroup, Inc., 8.300%, due 12/21/57	456,233
	1,735,000	C	Citigroup, Inc., 8.400%, due 04/29/49	1,183,114
	569,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	364,574
	495,000		Countrywide Financial Corp., 5.800%, due 06/07/12	418,486
	762,000		Eksportfinans A/S, 5.125%, due 10/26/11	785,781
	492,000		Ford Motor Credit Co., 5.538%, due 01/13/12	314,969
	713,000		Ford Motor Credit Co., 8.000%, due 12/15/16	451,395
	760,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	564,165
	730,000		General Electric Capital Corp., 5.875%, due 01/14/38	539,756
	318,000	L	Goldman Sachs Group, Inc., 5.250%, due 04/01/13	265,888
	720,000		Goldman Sachs Group, Inc., 5.450%, due 11/01/12	610,870
	677,000	C	Goldman Sachs Group, Inc., 5.793%, due 12/31/49	297,616
	397,000	#, C	Harley-Davidson Funding Corp., 6.800%, due 06/15/18	372,371

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Diversified Financial Services (continued)
$562,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	$497,698
841,000	C	JPMorgan Chase & Co., 7.900%, due 04/29/49	709,914
2,627,000	#, C	Mangrove Bay Pass-through Trust, 6.102%, due 07/15/33	1,203,069
1,131,000	#	Mantis Reef Ltd., 4.799%, due 11/03/09	1,117,371
249,000		Morgan Stanley, 6.000%, due 04/28/15	169,585
1,424,364	#, C	Piper Jaffray Equipment Trust Securities, 6.000%, due 09/10/11	1,139,491
1,216,348	#, C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	973,078
78,130	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	80,902
1,122,000	#	TNK-BP Finance SA, 7.500%, due 07/18/16	788,205
4,767,391	#, Z	Toll Road Investors Partnership II LP, 22.810%, due 02/15/45	506,116
530,000	#, C	Twin Reefs Pass-through Trust, 3.488%, due 12/10/49	53,663
446,000	#, C	Wachovia Capital Trust V, 7.965%, due 06/01/27	199,322
			21,442,226
		Electric: 0.7%
1,298,000	C	Commonwealth Edison Co., 6.950%, due 07/15/18	1,242,835
391,000	C	DTE Energy Co., 7.050%, due 06/01/11	398,218
303,000	C	FPL Group Capital, Inc., 6.350%, due 10/01/66	240,400
92,000	C	FPL Group Capital, Inc., 6.650%, due 06/15/67	73,212
421,912	#, C	Juniper Generation, LLC, 6.790%, due 12/31/14	446,540
283,000	C	Nevada Power Co., 6.750%, due 07/01/37	254,984
1,214,000	C	NorthWestern Corp., 5.875%, due 11/01/14	1,161,674
419,000	#, C	Oncor Electric Delivery Co., 6.800%, due 09/01/18	373,166
568,000	#, C	Oncor Electric Delivery Co., 7.500%, due 09/01/38	476,387
473,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	476,447
479,000	#	White Pine Hydro Portfolio, LLC, 7.260%, due 07/20/15	462,303
			5,606,166
		Energy - Alternate Sources: 0.2%
700,000		Greater Ohio Ethanol, LLC, 2.630%, due 12/31/13	350,000
600,000		Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	540,000
467,000	#	White Pine Hydro, LLC, 6.310%, due 07/10/17	449,034
319,000	#	White Pine Hydro, LLC, 6.960%, due 07/10/37	308,844
			1,647,878
		Food: 0.1%
631,000		Kraft Foods, Inc., 6.125%, due 02/01/18	592,130
107,000		Kraft Foods, Inc., 6.875%, due 02/01/38	98,801
			690,931
		Forest Products & Paper: 0.1%
330,000		Abitibi-Consolidated, Inc., 7.500%, due 04/01/28	77,550
885,000	C	Abitibi-Consolidated, Inc., 8.500%, due 08/01/29	216,825
686,000	C	Abitibi-Consolidated, Inc., 8.850%, due 08/01/30	168,070
			462,445
		Gas: 0.2%
2,447,000	C	Southern Union Co., 7.200%, due 11/01/66	1,809,331
			1,809,331
		Healthcare - Services: 0.1%
684,000	C	UnitedHealth Group, Inc., 6.875%, due 02/15/38	603,934
			603,934
		Home Builders: 0.1%
690,000	C	Beazer Homes USA, Inc., 8.125%, due 06/15/16	441,600
			441,600
		Insurance: 0.5%
1,355,000	C	Aegon NV, 4.634%, due 12/31/49	623,300
785,000		American International Group, Inc., 5.850%, due 01/16/18	394,603
586,000	#, C	Metlife Capital Trust IV, 7.875%, due 12/15/37	402,467
368,000	#, C	North Front Pass-through Trust, 5.810%, due 12/15/24	332,485
1,077,000	C	Progressive Corp., 6.700%, due 06/15/37	878,858
387,000		Prudential Financial, Inc., 6.000%, due 12/01/17	345,557
421,000		Prudential Financial, Inc., 6.625%, due 12/01/37	354,489
1,899,000	C	Security Capital Assurance Ltd., 6.880%, due 06/30/49	85,468
761,000	#, C	White Mountains Re Group Ltd., 7.506%, due 05/29/49	503,367
244,000	C	XL Capital, Ltd., 6.500%, due 12/15/49	144,162
			4,064,756
		Media: 0.0%
395,000	C	News America, Inc., 6.650%, due 11/15/37	332,250
			332,250
		Miscellaneous Manufacturing: 0.1%
812,000		General Electric Co., 5.250%, due 12/06/17	711,772
			711,772
		Oil & Gas: 0.1%
459,000	#	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	428,381
331,000	#	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	340,017
			768,398
		Pipelines: 0.2%
345,000	C	Northwest Pipeline Corp., 7.000%, due 06/15/16	342,930
536,000	C	Panhandle Eastern Pipe Line, 6.200%, due 11/01/17	484,132
460,000	C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	441,444
			1,268,506
		Real Estate: 0.4%
366,000	C	iStar Financial, Inc., 5.150%, due 03/01/12	183,122
111,000	C	iStar Financial, Inc., 5.500%, due 06/15/12	56,651
233,000	C	iStar Financial, Inc., 5.850%, due 03/15/17	114,325
413,000	C	iStar Financial, Inc., 8.625%, due 06/01/13	214,930

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Real Estate (continued)
$162,000	C	Liberty Property LP, 6.375%, due 08/15/12	$160,328
532,000	C	Liberty Property LP, 7.750%, due 04/15/09	531,499
134,000	C	Rouse Co., 7.200%, due 09/15/12	95,810
1,484,000	#, C	Rouse Co. LP/TRC Co.-Issuer, Inc., 6.750%, due 05/01/13	1,016,540
367,000	C	Simon Property Group L.P., 5.300%, due 05/30/13	343,138
			2,716,343
		Retail: 0.2%
462,656	#, C	CVS Lease Pass-through, 6.036%, due 12/10/28	416,416
414,000	C	Darden Restaurants, Inc., 5.625%, due 10/15/12	390,475
924,000	C	Darden Restaurants, Inc., 6.200%, due 10/15/17	782,754
			1,589,645
		Telecommunications: 0.2%
1,263,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	1,037,264
69,000	C	Embarq Corp., 7.995%, due 06/01/36	49,450
882,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	592,238
			1,678,952
		Transportation: 0.1%
488,000	C	CSX Corp., 6.250%, due 04/01/15	465,496
556,000	C	CSX Corp., 7.450%, due 04/01/38	511,328
			976,824
		Total Corporate Bonds/Notes
		(Cost $ 94,935,011)	73,214,348
U.S. GOVERNMENT AGENCY OBLIGATIONS: 16.3%
		Federal Home Loan Mortgage Corporation##: 5.2%
135,419	C	4.500%, due 12/15/16	135,934
2,094,000	C	4.500%, due 02/15/20	1,966,560
1,953,368	C	5.000%, due 08/15/16	1,960,285
1,456,000	C	5.000%, due 12/15/17	1,458,058
959,000	C	5.000%, due 05/15/20	943,812
1,530,865	C	5.000%, due 08/15/21	1,543,581
2,435,000	C	5.000%, due 04/15/23	2,338,479
902,000	C	5.000%, due 09/15/31	877,489
343,000	C	5.000%, due 02/15/32	334,897
341,000	C	5.000%, due 04/15/32	336,849
321,984		5.015%, due 04/01/35	320,507
574,000	C	5.500%, due 12/15/20	573,122
367,000	C	5.500%, due 09/15/32	365,270
344,000	C	5.500%, due 10/15/32	343,432
306,000	C	5.500%, due 11/15/32	306,571
367,000	C	5.500%, due 07/15/33	365,865
19,882,000	W	5.500%, due 10/15/35	19,756,185
6,158,421	C	6.000%, due 01/15/29	6,298,092
233,402		6.500%, due 11/01/28	241,813
50,025		6.500%, due 12/01/31	51,750
			40,518,551
		Federal National Mortgage Association##: 7.0%
40,746		3.557%, due 08/25/33	39,716
1,027,618		5.000%, due 02/25/29	1,034,586
19,481,000	W	5.000%, due 10/15/33	18,984,838
1,876,000		5.500%, due 05/25/30	1,851,315
22,468,000	W	5.500%, due 10/15/35	22,408,325
65,553		6.000%, due 06/01/16	67,111
301,779		6.000%, due 07/01/16	308,948
98,629		6.000%, due 08/01/16	100,973
87,057		6.000%, due 10/01/16	89,125
383,427		6.000%, due 03/01/17	392,417
119,484		6.000%, due 04/01/17	122,285
214,695		6.000%, due 06/01/17	219,729
43,512		6.000%, due 09/01/17	44,533
68,866		6.000%, due 10/01/17	70,480
209,503		6.000%, due 11/01/17	214,480
241,287		6.000%, due 12/01/17	246,945
199,916		6.000%, due 12/01/18	204,103
3,297,309		6.000%, due 07/25/29	3,364,422
1,730,009		6.000%, due 04/25/31	1,772,747
834,333		6.000%, due 01/01/38	845,512
35,557		7.000%, due 06/01/29	37,521
793		7.000%, due 08/01/29	834
4,560		7.000%, due 10/01/29	4,796
72,988		7.000%, due 01/01/30	76,778
1,083,198		7.000%, due 06/01/31	1,140,088
11,920		7.000%, due 10/01/31	12,534
21,877		7.000%, due 01/01/32	23,002
4,936		7.000%, due 04/01/32	5,189
12,988		7.000%, due 05/01/32	13,653
32,373		7.000%, due 07/01/32	34,031
10,868		7.500%, due 11/01/29	11,764
68,965		7.500%, due 10/01/30	74,521
107,452		7.500%, due 11/01/30	116,108
527,943	C	7.500%, due 01/25/48	554,515
			54,487,924

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Government National Mortgage Association: 4.1%
$19,531		5.125%, due 12/20/29	$19,768
73,645		5.375%, due 04/20/28	74,613
15,905,000	W	5.500%, due 10/15/38	15,922,400
13,165,000	W	6.000%, due 10/01/32	13,360,421
115,395		6.500%, due 10/15/31	118,798
372,363		7.000%, due 09/15/24	393,991
616,153		7.000%, due 10/15/24	651,866
105,212		7.000%, due 11/15/24	111,321
964,381		7.500%, due 12/15/23	1,040,935
			31,694,113
		Total U.S. Government Agency Obligations
		(Cost $ 127,230,077)	126,700,588
U.S. TREASURY OBLIGATIONS: 5.9%
		U.S. Treasury Bonds: 2.2%
12,447,000	L	4.000%, due 08/15/18	12,627,880
4,016,000	L	4.375%, due 02/15/38	4,068,397
			16,696,277
		U.S. Treasury Notes: 3.3%
8,910,000	L	2.375%, due 08/31/10	8,981,004
16,294,000	L	3.125%, due 08/31/13	16,423,847
			25,404,851
		Treasury Inflation Indexed Protected Securities ip: 0.4%
3,582,000	L	1.375%, due 07/15/18	3,309,714
			3,309,714
		Total U.S. Treasury Obligations
		(Cost $45,991,117)	45,410,842
ASSET-BACKED SECURITIES: 1.2%
		Credit Card Asset-Backed Securities: 0.1%
553,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 09/20/19	507,551
			507,551
		Home Equity Asset-Backed Securities: 0.4%
2,461,934	C	GSAA Trust, 5.242%, due 06/25/34	2,424,895
428,000	#, C	Irwin Home Equity, 5.960%, due 08/25/37	283,743
153,045	C	Merrill Lynch Mortgage Investors, Inc., 3.567%, due 07/25/34	126,148
211	C	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	209
428,000	C	Residential Funding Mortgage Securities II, Inc., 5.890%, due 05/25/37	329,593
			3,164,588
		Other Asset-Backed Securities: 0.7%
112,798	C	Amortizing Residential Collateral Trust, 3.457%, due 05/25/32	70,939
90,816	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 3.507%, due 07/25/33	79,843
1,500	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	1,437
104,000	C	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	78,753
875,267	C	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	853,130
1,327,235	C	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	1,209,111
459,000	#, C	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	374,372
241,000	#, C	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	154,617
614,373	C	Equity One, Inc., 5.050%, due 09/25/33	544,537
121,931	C	Fannie Mae, 3.347%, due 04/25/35	102,614
508,024	#, C	Franklin CLO Ltd, 3.754%, due 09/20/15	488,719
1,120,000	#, C	Grand Horn Ltd., 3.388%, due 01/12/22	1,008,000
927,000	#, C	Hudson Mezzanine Funding, 3.237%, due 06/12/42	927
231,192	#, C	Liberty Square CDO Ltd., 3.181%, due 04/15/13	215,009
415,790	C	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	388,444
2,249	C	Popular Mortgage Pass-through Trust, 4.000%, due 12/25/34	2,210
22,198	C	Residential Asset Mortgage Products, Inc., 3.827%, due 06/25/33	18,007
415,472	C	Structured Asset Securities Corp., 4.910%, due 06/25/33	308,973
			5,899,642
		Total Asset-Backed Securities
		(Cost $ 11,465,977)	9,571,781
COLLATERALIZED MORTGAGE OBLIGATIONS: 10.4%
773,130	C	American Home Mortgage Assets, 3.775%, due 11/25/46	389,212
1,420,457	C	American Home Mortgage Investment Trust, 3.587%, due 11/25/45	618,271
978,781	#	Astoria Depositor Corp., 7.902%, due 05/01/21	993,462
153,508	C	Banc of America Alternative Loan Trust, 6.479%, due 04/25/37	119,230
19,872,852	C, ^	Banc of America Commercial Mortgage, Inc., 0.465%, due 01/15/49	329,561
98,840	C	Banc of America Commercial Mortgage, Inc., 4.161%, due 12/10/42	97,042
60,000	C	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	56,859
10,000	C	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	9,535
6,181	C	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	6,055
8,748	C	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	8,605
10,000	C	Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	9,489
516,000	C	Banc of America Commercial Mortgage, Inc., 5.463%, due 09/10/47	339,044
160,000	C	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	159,915
1,531,414	C	Banc of America Funding Corp., 5.255%, due 09/20/35	993,336
2,945,871	C	Banc of America Funding Corp., 5.650%, due 06/20/37	2,409,561

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,192,584	C	Banc of America Funding Corp., 5.750%, due 09/20/34	$2,034,443
438,061	C	Banc of America Funding Corp., 7.000%, due 10/25/37	349,454
918,135	C	Banc of America Mortgage Securities, Inc., 5.173%, due 09/25/35	789,551
682,125	C	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	670,860
774,601	C	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	709,176
1,365,075	C	Banc of America Mortgage Securities, Inc., 5.500%, due 06/25/35	1,354,235
212,614	C	Bear Stearns Alternative-A Trust, 3.527%, due 07/25/34	165,101
392,000	#, C	Bear Stearns Commercial Mortgage Securities, 5.660%, due 09/11/41	263,512
1,884,478	C	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	1,895,139
2,090,921	C	Chase Mortgage Finance Corp., 5.408%, due 12/25/35	1,769,025
1,174,454	C	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	1,158,393
716,752	C	Chaseflex Trust, 6.500%, due 02/25/37	543,352
159,977	C	Citigroup Mortgage Loan Trust, Inc., 5.936%, due 06/25/36	130,777
2,197,329	C	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	2,056,676
813,194	C	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	787,216
371,000	C	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, due 12/11/49	310,522
371,000	C	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, due 11/15/44	318,962
444,000	C	Commercial Mortgage Pass-through Certificates, 4.221%, due 03/10/39	429,925
31,251	C	Countrywide Alternative Loan Trust, 3.507%, due 02/25/35	28,764
631,037	C	Countrywide Alternative Loan Trust, 3.735%, due 11/25/46	242,210
23,767	C	Countrywide Alternative Loan Trust, 5.406%, due 10/25/35	17,161
1,724,970	C	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	1,524,198
320,433	C	Countrywide Home Loan Mortgage Pass-through Trust, 3.527%, due 04/25/35	136,858
552,416	C	Countrywide Home Loan Mortgage Pass-through Trust, 5.250%, due 10/25/35	473,077
483,066	C	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	457,140
372,499	C	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	354,212
10,000	C	Credit Suisse First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	9,351
8,000	C	Credit Suisse First Boston Mortgage Securities Corp., 7.899%, due 04/15/62	8,210
1,169,047	C	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	859,993
94,549	C	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	94,870
859,655	C	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	686,772
551,655	C	First Horizon Asset Securities, Inc., 5.396%, due 10/25/35	497,831
698,609	C	First Horizon Asset Securities, Inc., 5.500%, due 12/25/35	688,088
1,486,521	C	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	1,498,945
18,203,183	C, ^	GE Capital Commercial Mortgage Corp., 0.673%, due 06/10/48	224,798
1,000	C	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	962
199,203	C	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	197,883
1,379,162	C	GMAC Mortgage Corp. Loan Trust, 4.582%, due 10/19/33	1,270,999
1,594,300	C	GMAC Mortgage Corp. Loan Trust, 5.249%, due 03/18/35	1,184,403
162,079	C	GMAC Mortgage Corp. Loan Trust, 5.467%, due 11/19/35	139,581
15,676,991	#, C, ^	Greenwich Capital Commercial Funding Corp., 0.511%, due 03/10/39	268,117
870,000	C	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	852,785
474,000	C	Greenwich Capital Commercial Funding Corp., 5.534%, due 03/10/39	290,006
240,000	C	Greenwich Capital Commercial Funding Corp., 5.554%, due 03/10/39	142,972
192,000	C	Greenwich Capital Commercial Funding Corp., 5.613%, due 03/10/39	93,715
684,000	C	GS Mortgage Securities Corp. II, 5.815%, due 04/10/38	440,220
835,095	#, C	GSMPS Mortgage Loan Trust, 3.557%, due 01/25/35	758,825
740,948	#, C	GSMPS Mortgage Loan Trust, 3.607%, due 04/25/36	734,902
403,992	C	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	381,001
730,351	C	GSR Mortgage Loan Trust, 6.500%, due 10/25/36	604,124
208,117	C	Harborview Mortgage Loan Trust, 3.380%, due 01/19/35	143,792
290,884	C	Homebanc Mortgage Trust, 4.067%, due 08/25/29	246,402
225,119	C	JPMorgan Alternative Loan Trust, 5.504%, due 01/25/36	185,768
55,546,016	C, ^	JPMorgan Chase Commercial Mortgage Securities Corp., 0.066%, due 01/12/43	53,819
15,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	14,669
341,243	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.262%, due 08/12/40	335,782
14,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, due 03/15/46	13,247
468,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, due 05/15/47	443,934
152,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.455%, due 05/15/47	111,839
681,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.475%, due 04/15/43	601,449
304,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.495%, due 05/15/47	208,373
115,922	C	JPMorgan Chase Commercial Mortgage Securities Corp., 6.023%, due 04/15/45	114,822
877,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 6.051%, due 04/15/45	855,234
4,066,686	C, ^	LB-UBS Commercial Mortgage Trust, 0.676%, due 02/15/40	100,761
607,390	C	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	596,577
231,000	C	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	172,260
250,000	C	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	245,503
10,000	C	LB-UBS Commercial Mortgage Trust, 4.998%, due 04/15/30	9,524
340,000	C	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	332,915
415,000	C	LB-UBS Commercial Mortgage Trust, 5.347%, due 11/15/38	361,407
620,000	C	LB-UBS Commercial Mortgage Trust, 5.456%, due 04/15/40	429,411
329,000	C	LB-UBS Commercial Mortgage Trust, 5.516%, due 11/15/38	196,209
246,000	C	LB-UBS Commercial Mortgage Trust, 5.533%, due 02/15/40	146,962
491,000	C	LB-UBS Commercial Mortgage Trust, 5.563%, due 02/15/40	278,165
1,581,000	C	LB-UBS Commercial Mortgage Trust, 6.317%, due 04/15/41	1,446,321
2,212,000	C	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	2,217,931
3,120,464	C	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	3,174,480
628,955	C	Luminent Mortgage Trust, 3.407%, due 10/25/46	390,693
522,000	C	MASTR Alternative Loans Trust, 6.250%, due 07/25/36	404,653
21,737	C	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	16,865
252,445	C	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	255,866
13,019,292	#, C, ^	Merrill Lynch Mortgage Trust, 0.340%, due 11/12/35	49,324

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,103,052	C, ^	Merrill Lynch/Countrywide Commercial Mortgage Trust, 0.730%, due 08/12/48	$94,181
237,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.479%, due 08/12/48	140,195
264,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.509%, due 08/12/48	148,024
107,536	C	MLCC Mortgage Investors, Inc., 3.527%, due 01/25/29	99,274
160,000	C	Morgan Stanley Capital I, 5.007%, due 01/14/42	152,886
122,782	C	MortgageIT Trust, 3.577%, due 11/25/35	53,378
788,000	C	New York Mortgage Trust, Inc., 5.653%, due 05/25/36	633,178
380,688	C	Prime Mortgage Trust, 3.707%, due 02/25/35	252,865
92,748	C	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	89,518
971,044	C	RAAC Series, 5.250%, due 09/25/34	914,512
415,853	C	Residential Accredit Loans, Inc., 3.447%, due 04/25/46	170,602
771,090	C	Residential Accredit Loans, Inc., 5.000%, due 09/25/36	585,891
116,017	C	Sequoia Mortgage Trust, 3.458%, due 01/20/35	101,691
3,394	C	Structured Adjustable Rate Mortgage Loan Trust, 3.517%, due 07/25/35	2,180
196,897	C	Structured Asset Mortgage Investments, Inc., 3.270%, due 04/19/35	134,666
70,000	C	Wachovia Bank Commercial Mortgage Trust, 5.285%, due 07/15/42	68,621
189,000	#, C	Wachovia Bank Commercial Mortgage Trust, 5.384%, due 10/15/44	120,195
1,601,000	#, C	Wachovia Bank Commercial Mortgage Trust, 5.384%, due 10/15/44	1,128,856
53,112	C	Washington Mutual Mortgage Pass-through Certificates, 2.920%, due 06/25/44	49,660
327,003	C	Washington Mutual Mortgage Pass-through Certificates, 3.517%, due 01/25/45	218,443
117,754	C	Washington Mutual Mortgage Pass-through Certificates, 3.527%, due 08/25/45	76,880
1,816,162	C	Washington Mutual Mortgage Pass-through Certificates, 3.595%, due 01/25/47	988,114
1,008,971	C	Washington Mutual Mortgage Pass-through Certificates, 3.665%, due 07/25/47	448,701
974,521	C	Washington Mutual Mortgage Pass-through Certificates, 3.775%, due 09/25/46	383,121
758,000	C	Washington Mutual Mortgage Pass-through Certificates, 3.795%, due 06/25/34	739,709
66,251	C	Washington Mutual Mortgage Pass-through Certificates, 3.825%, due 05/25/46	28,870
278,545	C	Washington Mutual Mortgage Pass-through Certificates, 3.825%, due 06/25/46	150,906
225,791	C	Washington Mutual Mortgage Pass-through Certificates, 4.059%, due 07/25/46	124,416
256,798	C	Washington Mutual Mortgage Pass-through Certificates, 5.000%, due 12/25/18	249,239
1,174,026	C	Washington Mutual Mortgage Pass-through Certificates, 5.493%, due 01/25/37	963,476
124,033	C	Washington Mutual Mortgage Pass-through Certificates, 5.493%, due 01/25/37	77,593
191,890	C	Washington Mutual Mortgage Pass-through Certificates, 5.637%, due 12/25/36	122,565
2,306,441	C	Washington Mutual Mortgage Pass-through Certificates, 5.664%, due 06/25/37	1,557,648
924,401	C	Washington Mutual Mortgage Pass-through Certificates, 5.695%, due 06/25/37	754,774
210,406	C	Washington Mutual Mortgage Pass-through Certificates, 5.814%, due 06/25/37	172,931
2,019,859	C	Washington Mutual Mortgage Pass-through Certificates, 5.867%, due 07/25/37	1,391,011
1,063,215	C	Washington Mutual Mortgage Pass-through Certificates, 5.873%, due 07/25/37	676,465
683,140	C	Washington Mutual Mortgage Pass-through Certificates, 5.907%, due 07/25/37	506,893
1,443,792	C	Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34	1,318,646
1,097,362	C	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 12/28/37	935,247
1,445,000	C	Wells Fargo Mortgage-Backed Securities Trust, 3.560%, due 06/25/35	1,424,622
2,209,202	C	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 08/25/18	2,101,817
1,245,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.786%, due 07/25/34	1,109,680
669,666	C	Wells Fargo Mortgage-Backed Securities Trust, 4.891%, due 08/25/34	589,486
1,630,748	C	Wells Fargo Mortgage-Backed Securities Trust, 5.112%, due 03/25/36	1,353,281
2,244,525	C	Wells Fargo Mortgage-Backed Securities Trust, 5.387%, due 08/25/35	1,888,824
758,470	C	Wells Fargo Mortgage-Backed Securities Trust, 5.630%, due 12/25/36	638,325
1,373,242	C	Wells Fargo Mortgage-Backed Securities Trust, 5.927%, due 11/25/36	1,136,564
2,044,232	C	Wells Fargo Mortgage-Backed Securities Trust, 5.939%, due 10/25/36	1,698,316
217,186	C	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 06/25/36	193,696
		Total Collateralized Mortgage Obligations
		(Cost $95,318,820)	80,554,058
MUNICIPAL BONDS: 0.5%
		California: 0.1%
806,000	C	City of San Diego, 7.125%, due 06/01/32	725,698
			725,698
		Florida: 0.0%
345,000	C	Florida State Board of Education, 4.750%, due 06/01/35	292,964
			292,964
		Lousiana: 0.1%
802,000	C	State of Louisiana, 5.000%, due 10/15/17	825,956
			825,956
		Michigan: 0.2%
1,560,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	1,333,145
			1,333,145
		Washington: 0.1%
896,000	C	State of Washington, 5.000%, due 01/01/33	836,326
			836,326
		Total Municipal Bonds
		(Cost $4,448,591)	4,014,089
		Total Long-Term Investments
		(Cost $883,341,397)	793,372,655
SHORT-TERM INVESTMENTS: 23.0%
		Commercial Paper: 6.5%
11,975,000	#	Concord Minutemen Capital Co., LLC, 6.001%, due 10/01/08	11,973,004
3,165,000		CVS Corp., 2.700%, due 10/01/08	3,164,763
4,800,000		CVS Corp., 2.750%, due 10/07/08	4,797,433

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS (continued)
$8,000,000		Fortune Brands, Inc., 3.000%, due 10/16/08		$7,989,333
6,500,000		General Mills, Inc., 2.780%, due 10/10/08		6,494,980
2,933,000		Tulip Funding Corp., 2.730%, due 11/12/08		2,922,580
8,000,000		Verizon Communications, Inc., 2.550%, due 10/06/08		7,996,600
5,000,000		Volkswagen of America, 2.950%, due 10/10/08		4,995,903
		Total Commercial Paper
		(Cost $50,334,596)		50,334,596

Shares				Value
		Affiliated Mutual Fund: 1.3%
10,000,000		ING Institutional Prime Money Market Fund - Class I		$10,000,000
		Total Money Market
		(Cost $10,000,000)		10,000,000

Principal Amount				Value
		Repurchase Agreement: 0.5%
$3,738,000		Morgan Stanley Repurchase Agreement dated 09/30/08, 1.500%, due 10/01/08, $3,738,156 to be received upon repurchase (Collateralized by $3,680,000 Federal Home Loan Mortgage Corporation, 6.125%, Market Value plus accrued interest $3,812,902, due 10/03/22)		$3,738,000
		Total Repurchase Agreement
		(Cost $3,738,000)		3,738,000
		Securities Lending Collateral(cc): 14.7%
115,769,636		Bank of New York Mellon Corp. Institutional Cash Reserves		114,345,875
		Total Securities Lending Collateral
		(Cost $115,769,636)		114,345,875
		Total Short-Term Investments
		(Cost $179,842,232)		178,418,471
		Total Investments in Securities
		(Cost $1,063,183,629)*	125.2%	$971,791,126
		Other Assets and Liabilities - Net	(25.2)	(195,773,529)
		Net Assets	100.0%	$776,017,597

	@	Non-income producing security
	ADR	American Depositary Receipt
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issed by those organizations.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
	W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	BRL	Brazilian Real

	*	Cost for federal income tax purposes is $1,075,865,329.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$12,335,074
		Gross Unrealized Depreciation		(116,409,277)
		Net Unrealized Depreciation		$(104,074,203)

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$575,053,683	$(18,596)
Level 2- Other Significant Observable Inputs	384,911,876	5,015,120
Level 3- Significant Unobservable Inputs	11,825,567	38,912
Total	$971,791,126	$5,035,436

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended September 30, 2008, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$14,526,723	$(48,239)
Net purchases/sales	(120,014)	494,914
Total realized and unrealized gain (loss)	(2,405,267)	(332,391)
Amortization of premium/discount	40,132	(6,475)
Transfers in and/or out of Level 3	(216,007)	(68,897)
Balance at 09/30/08	$11,825,567	$38,912

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING VP Balanced Portfolio Credit Default Swap Agreements Outstanding on September 30, 2008:

		Buy/Sell	(Pay)/Receive	Termination	Notional		Unrealized Appreciation/
CounterParty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount		(Depreciation)
Citibank N.A., New York	Abitibi-Consolidated Co. of Canada 8.375%, 04/01/15	Sell	5.000	06/20/13	USD	242,000	$(52,436)
Citibank N.A., New York	Abitibi-Consolidated Co. of Canada 8.375%, 04/01/15	Sell	5.000	06/20/13	USD	242,000	(52,222)
Goldman Sachs International	Ace INA Holdings 8.875%, 08/15/29	Buy	(0.650)	09/20/13	USD	2,310,000	1,911
Barclays Bank PLC	Agrium Inc. 8.250%, 02/15/11	Buy	(1.055)	03/20/13	USD	1,205,000	(5,675)
UBS AG	Australia & New Zealand Banking Group 4.450%, 02/05/15	Buy	(0.350)	09/20/17	USD	720,000	52,386
UBS AG	Australia & New Zealand Banking Group 4.450%, 02/05/15	Buy	(0.510)	09/20/17	USD	661,000	74,468
Barclays Bank PLC	Bank of America Corp. 6.250%, 04/15/12	Sell	0.900	03/20/13	USD	1,127,000	(25,552)
Citibank N.A., New York	Bank of America Corp. 6.250%, 04/15/12	Buy	(1.260)	09/20/13	USD	2,297,000	26,652
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.320)	09/20/17	USD	928,000	246,886
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.660)	09/20/17	USD	938,000	230,809
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.650)	09/20/17	USD	436,000	107,541
Goldman Sachs International	Bank of Scotland 5.125%, 12/05/13	Sell	4.350	09/20/13	USD	1,420,000	(40,730)
UBS AG	Bank of Scotland 5.125%, 12/05/13	Buy	(0.410)	09/20/17	USD	720,000	187,743
Citibank N.A., New York	Barclays Bank PLC Floating Rate Note, 10/27/15	Buy	(1.250)	09/20/13	USD	1,553,000	77,997
Citibank N.A., New York	Barclays Bank PLC Floating Rate Note, 10/27/15	Buy	(1.320)	09/20/13	USD	462,000	21,840
Citibank N.A., New York	BNP Paribas 4.750%, 04/04/11	Buy	(0.490)	09/20/13	USD	1,431,000	31,146
Citibank N.A., New York	BNP Paribas 4.750%, 04/04/11	Buy	(0.505)	09/20/13	USD	1,216,000	25,659
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.250)	09/20/17	USD	928,000	105,713
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.520)	09/20/17	USD	194,000	18,486
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.520)	09/20/17	USD	436,000	41,546
Citibank N.A., New York	CDX.EM.9 Index	Buy	(2.650)	06/20/13	USD	7,078,000	219,284
Citibank N.A., New York	CDX.EM.9 Index	Buy	(2.650)	06/20/13	USD	1,254,000	18,783
Citibank N.A., New York	CDX.EM.9 Index	Buy	(2.650)	06/20/13	USD	1,426,000	21,542
UBS AG	CDX.NA.HY.8 Index	Sell	2.750	06/20/12	USD	1,847,340	(107,614)
UBS AG	CDX.NA.HY.8 Index	Buy	(2.750)	06/20/12	USD	1,897,830	144,920
Barclays Bank PLC	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	1,937,000	121,301
Barclays Bank PLC	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	1,534,000	71,341
Barclays Bank PLC	CDX.NA.HY.10 Index	Sell	5.000	06/20/13	USD	3,000,000	(115,745)
Citibank N.A., New York	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	2,690,000	105,480
Morgan Stanley Capital Services Inc.	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	1,536,000	70,525
Barclays Bank PLC	CDX.NA.IG.9 Index	Sell	0.600	12/20/12	USD	4,015,000	(25,064)
Barclays Bank PLC	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	1,408,000	14,840
Citibank N.A., New York	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	1,742,000	45,398
Citibank N.A., New York	CDX.NA.IG.10 Index	Sell	1.550	06/20/13	USD	1,254,000	(16,752)
Citibank N.A., New York	CDX.NA.IG.10 Index	Sell	1.550	06/20/13	USD	33,621,000	(271,257)
Citibank N.A., New York	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	4,441,000	(64,133)
Goldman Sachs International	CDX.NA.IG.10 Index	Sell	1.550	06/20/13	USD	1,784,000	3,965
UBS AG	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	2,616,000	64,136
UBS AG	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	5,153,000	(105,294)
Citibank N.A., New York	CDX.NA.IG.10 Index (7-10% Tranche)	Sell	4.170	06/20/15	USD	747,000	(46,854)
Citibank N.A., New York	CDX.NA.IG.10 Index (10-15% Tranche)	Buy	(1.950)	06/20/15	USD	1,196,000	17,708
Citibank N.A., New York	CIT Group Inc. 7.750%, 04/02/12	Buy	(7.450)	06/20/13	USD	214,000	55,240
Citibank N.A., New York	CIT Group Inc. 7.750%, 04/02/12	Buy	(5.650)	06/20/13	USD	618,000	183,154
Citibank N.A., New York	CMBX-NA-AAA 3 Index	Sell	0.080	12/13/49	USD	321,000	(2,514)
Citibank N.A., New York	CMBX-NA-AAA 5 Index	Sell	0.350	02/15/51	USD	321,000	(2,862)
Goldman Sachs International	CMBX-NA-AAA 5 Index	Buy	(0.350)	02/15/51	USD	1,411,000	(55,532)
Citibank N.A., New York	CMS Energy Corporation 6.875%, 12/15/15	Sell	0.820	03/20/12	USD	190,000	(6,392)
Merrill Lynch International	CMS Energy Corporation 6.875%, 12/15/15	Sell	0.840	03/20/12	USD	1,020,000	(33,675)
UBS AG	Countrywide Home Loan 4.000%, 03/22/11	Sell	9.000	12/20/12	USD	83,000	16,091
Barclays Bank PLC	Countrywide Home Loan 6.000%, 01/24/18	Sell	4.150	12/20/12	USD	83,000	2,159
Barclays Bank PLC	Countrywide Home Loan 6.000%, 01/24/18	Buy	(4.200)	06/20/13	USD	112,000	(3,468)
Citibank N.A., New York	Countrywide Home Loan 6.000%, 01/24/18	Sell	2.580	09/20/13	USD	2,297,000	(72,058)

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING VP Balanced Portfolio Credit Default Swap Agreements Outstanding on September 30, 2008 (continued)

		Buy/Sell	(Pay)/Receive	Termination	Notional		Unrealized Appreciation/
CounterParty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount		(Depreciation)
Bear Stearns Credit Products Inc.	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(1.640)	03/20/18	USD	723,000	$20,276
Citibank N.A., New York	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(0.610)	12/20/12	USD	207,000	9,123
Citibank N.A., New York	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(1.310)	12/20/17	USD	201,000	9,973
Citibank N.A., New York	Deutsche Bank AG 5.500%, 05/18/11	Buy	(0.700)	09/20/13	USD	1,096,000	41,492
Citibank N.A., New York	Deutsche Bank AG 5.500%, 05/18/11	Buy	(0.757)	09/20/13	USD	1,064,000	37,648
Morgan Stanley Capital Services Inc.	Domtar Corp. 7.875%, 10/15/11	Buy	(2.650)	09/20/11	USD	543,500	(2,680)
UBS AG	Domtar Corp. 7.875%, 10/15/11	Sell	2.600	09/20/11	USD	542,000	1,937
Citibank N.A., New York	DTE Energy Co. 7.050%, 06/01/11	Buy	(0.700)	06/20/11	USD	400,000	3,754
Barclays Bank PLC	GAP Inc. 8.800%, 12/15/08	Buy	(1.200)	06/20/13	USD	344,000	(4,045)
Citibank N.A., New York	GAP Inc. 8.800%, 12/15/08	Buy	(1.190)	06/20/13	USD	154,000	(1,745)
Citibank N.A., New York	GAP Inc. 8.800%, 12/15/08	Buy	(0.850)	06/20/13	USD	142,000	439
Citibank N.A., New York	General Electric Capital Corp. 6.000%, 06/15/12	Sell	1.170	03/20/13	USD	2,912,000	(441,595)
Barclays Bank PLC	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(4.000)	12/20/12	USD	803,000	19,698
Barclays Bank PLC	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(1.100)	06/20/13	USD	508,000	64,115
UBS AG	HSBC Bank PLC 4.250%, 03/18/16	Buy	(0.400)	09/20/17	USD	720,000	87,278
Citibank N.A., New York	International Lease Finance Corp. 4.150%, 01/20/15	Buy	(1.670)	06/20/13	USD	1,121,000	250,498
UBS AG	LCDX.NA.8 Index	Buy	(1.200)	06/20/12	USD	3,660,332	189,310
UBS AG	LCDX.NA.8 Index	Buy	(1.200)	06/20/12	USD	616,477	27,902
Barclays Bank PLC	LCDX.NA.9 Index (15-100% Tranche)	Buy	(1.613)	06/20/12	USD	901,000	15,626
Citibank N.A., New York	LCDX.NA.9 Index (15-100% Tranche)	Buy	(1.080)	12/20/12	USD	1,352,000	52,432
Barclays Bank PLC	Lloyds TSB Group PLC 5.875%, 07/08/14	Buy	(0.500)	12/20/17	USD	373,000	70,515
Barclays Bank PLC	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(3.850)	03/20/13	USD	194,000	15,813
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.000)	12/20/12	USD	461,000	63,803
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.100)	12/20/12	USD	829,000	112,086
Morgan Stanley Capital Services Inc.	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.230)	12/20/12	USD	743,000	97,372
Morgan Stanley Capital Services Inc.	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(5.350)	09/20/13	USD	862,000	27,643
UBS AG	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.000)	12/20/12	USD	485,000	67,124
Citibank N.A., New York	Marks & Spencer PLC 6.375%, 11/07/11	Buy	(1.100)	03/20/13	USD	658,000	42,457
Citibank N.A., New York	Marks & Spencer PLC 6.375%, 11/07/11	Buy	(1.400)	03/20/13	USD	631,000	33,487
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	140,000	(4,904)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	284,000	(6,106)
Goldman Sachs International	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	554,000	(16,784)
JPMorgan Chase Bank, N.A. New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	2,316,000	290,729
Citibank N.A., New York	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	USD	139,000	(5,653)
Citibank N.A., New York	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	USD	284,000	(1,897)
Credit Suisse International	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	USD	619,000	(141,966)
Goldman Sachs International	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	USD	554,000	(25,152)
JPMorgan Chase Bank, N.A. New York	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	USD	794,000	(182,101)
The Royal Bank of Scotland PLC	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	USD	913,000	(209,393)
Barclays Bank PLC	Merrill Lynch & Co. 5.000%, 01/15/15	Buy	(0.860)	09/20/12	USD	1,746,000	195,600
Barclays Bank PLC	Norbord Inc. 7.250%, 07/01/12	Buy	(6.350)	06/20/13	USD	170,000	443
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Sell	2.200	06/20/12	USD	193,000	(24,263)
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(2.450)	12/20/17	USD	1,108,000	188,859
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(1.500)	06/20/12	USD	193,000	28,161
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(2.400)	12/20/17	USD	440,000	76,133
Citibank N.A., New York	Potash Corp. of Saskatchewan 7.750%, 05/31/11	Buy	(0.600)	03/20/13	USD	403,000	874
Goldman Sachs International	Potash Corp. of Saskatchewan 7.750%, 05/31/11	Buy	(0.880)	03/20/18	USD	1,205,000	(12,639)
Morgan Stanley Capital Services Inc.	Potash Corp. of Saskatchewan 7.750%, 05/31/11	Buy	(0.610)	03/20/13	USD	805,000	1,417
Citibank N.A., New York	Republic of Italy 6.875%, 09/27/23	Sell	0.490	09/20/18	USD	244,000	(2,859)
Citibank N.A., New York	Republic of Italy 6.875%, 09/27/23	Sell	0.495	09/20/18	USD	1,147,000	(12,992)
Citibank N.A., New York	Royal Bank of Scotland PLC 6.000%, 05/10/13	Buy	(0.290)	09/20/17	USD	928,000	248,567
UBS AG	Royal Bank of Scotland PLC 6.000%, 05/10/13	Buy	(0.400)	09/20/17	USD	720,000	188,126
Citibank N.A., New York	Royal Bank of Scotland PLC Floating Rate Note, 12/06/20	Buy	(1.095)	09/20/13	USD	2,067,000	152,149
Citibank N.A., New York	Santander Intl. Debt SA Floating Rate Note, 08/09/13	Buy	(0.730)	09/20/13	USD	1,401,000	36,052
Citibank N.A., New York	Santander Intl. Debt SA Floating Rate Note, 08/09/13	Buy	(0.800)	09/20/13	USD	608,000	13,786
Citibank N.A., New York	Societe Generale 6.625%, 04/27/15	Buy	(0.510)	09/20/17	USD	194,000	25,229
Citibank N.A., New York	Societe Generale 6.625%, 04/27/15	Buy	(0.510)	09/20/17	USD	436,000	56,700
UBS AG	Societe Generale 6.625%, 04/27/15	Buy	(0.380)	09/20/17	USD	720,000	99,899

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING VP Balanced Portfolio Credit Default Swap Agreements Outstanding on September 30, 2008 (continued)

		Buy/Sell	(Pay)/Rreceive	Termination	Notional		Unrealized Appreciation/
CounterParty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount		(Depreciation)
Barclays Bank PLC	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.750)	12/20/17	USD	373,000	$65,943
Citibank N.A., New York	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.670)	09/20/17	USD	194,000	34,708
UBS AG	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.420)	09/20/17	USD	720,000	140,331
Goldman Sachs International	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.040)	03/20/14	USD	414,000	35,750
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.890)	03/20/14	USD	905,000	84,155
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.020)	03/20/14	USD	1,181,000	103,027
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)	03/20/14	USD	793,000	73,389
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.600)	09/20/17	USD	811,000	64,435
UBS AG	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)	03/20/14	USD	847,000	78,387
Citibank N.A., New York	UniCredit S.p.A. 4.375%, 02/10/14	Buy	(0.590)	09/20/18	USD	244,000	13,197
Citibank N.A., New York	UniCredit S.p.A. 4.375%, 02/10/14	Buy	(0.775)	09/20/18	USD	1,147,000	46,175
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.700)	09/20/13	USD	279,000	426
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.800)	09/20/13	USD	139,000	(409)
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.800)	09/20/13	USD	262,000	(770)
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.770)	09/20/13	USD	291,000	(465)
Morgan Stanley Capital Services Inc.	VF Corp. 8.500%, 10/01/10	Buy	(0.850)	09/20/13	USD	596,000	(3,083)
Citibank N.A., New York	Wachovia Corp. 3.625%, 02/17/09	Sell	1.170	03/20/13	USD	1,198,000	(142,909)
Citibank N.A., New York	Wachovia Corp. 3.625%, 02/17/09	Sell	2.950	03/20/13	USD	697,000	(39,630)
Citibank N.A., New York	Westpac Banking Corp. 5.875%, 04/29/18	Buy	(0.350)	09/20/17	USD	720,000	84,761
UBS AG	Westpac Banking Corp. 5.875%, 4/29/18	Buy	(0.510)	09/20/17	USD	661,000	70,569
JPMorgan Chase Bank N.A., New York	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.640)	03/20/14	USD	974,000	56,699
Barclays Bank PLC	Weyerhaeuser Co. 7.125%, 07/15/23	Sell	0.780	09/20/12	USD	874,000	(27,664)
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.210)	09/20/13	USD	838,000	(2,815)
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.250)	09/20/13	USD	84,000	(430)
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.330)	09/20/13	USD	502,000	(4,338)
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.400)	09/20/13	USD	305,000	(3,576)
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.400)	09/20/13	USD	192,000	(2,251)
Morgan Stanley Capital Services Inc.	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.680)	09/20/13	USD	336,000	(8,081)
Citibank N.A., New York	Williams Partners LP 7.500%, 06/15/11	Sell	1.030	03/20/12	USD	1,036,947	(9,430)
							$3,894,672

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2008 (Unaudited) (continued)

At September 30, 2008 the following forward foreign currency contracts were outstanding for the ING VP Balanced Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
British Pound
GBP 3,612,524	Buy	10/16/08	6,381,000	6,430,918	$49,918
British Pound
GBP 1,827,416	Buy	10/16/08	3,288,800	3,253,116	(35,684)
British Pound
GBP 1,662,367	Buy	10/16/08	2,989,800	2,959,301	(30,499)
British Pound
GBP 3,612,524	Buy	10/16/08	6,441,492	6,430,918	(10,574)
Japanese Yen
JPY 526,291,636	Buy	10/10/08	4,807,414	4,956,825	149,411
Japanese Yen
JPY 331,783,585	Buy	10/31/08	3,201,750	3,135,812	(65,938)
Japanese Yen
JPY 331,927,344	Buy	10/31/08	3,201,750	3,137,171	(64,579)
Russian Ruble
RUB 41,715,678	Buy	10/22/08	1,620,026	1,620,784	758
					$(7,187)
Colombian Peso
COP 1,672,857,984	Sell	10/22/08	801,300	761,266	$40,034
EU Euro
EUR 4,470,679	Sell	10/16/08	6,381,000	6,304,519	76,481
British Pound
GBP 3,489,783	Sell	10/16/08	6,222,631	6,212,417	10,214
British Pound
GBP 3,612,524	Sell	10/16/08	6,441,492	6,430,918	10,574
Indonesian Rupiah
IDR 7,804,662,000	Sell	10/22/08	801,300	825,078	(23,778)
Russian Ruble
RUB 41,715,678	Sell	10/16/08	1,621,916	1,622,128	(212)
Russian Ruble
RUB 41,715,678	Sell	10/22/08	1,602,600	1,620,784	(18,184)
					$95,129

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING VP Balanced Portfolio Open Futures Contracts on September 30, 2008

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ Depreciation)
Long Contracts
Australia 90-Day Bank Bill	91	09/10/09	$86,127
Australia 3-Year Bond	202	12/15/08	147,021
Euro-Bund	39	12/08/08	40,142
Euro-Schatz	137	12/08/08	164,853
Long Gilt	56	12/29/08	8,894
Russell 2000 Mini	9	12/19/08	(703)
S&P 500	23	12/18/08	(143,959)
S&P Mid 400 E-Mini	27	12/19/08	(166,504)
			$135,871
Short Contracts
Australia 10-Year Bond	5	12/15/08	(5,410)
U.S. Treasury 2-Year Note	197	12/31/08	(268,289)
U.S. Treasury 10-Year Note	109	12/19/08	105,735
U.S. Treasury Long Bond	147	12/19/08	13,497
			$(154,467)

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING VP Balanced Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2008:

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 4.04221% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	12/13/09	USD	21,865,000	$473,412
Receive a fixed rate equal to 3.18600% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	04/22/10	USD	17,126,000	74,892
Receive a fixed rate equal to 7.060% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: UBS AG, London	01/28/11	NZD	26,207,000	61,495
Receive a fixed rate equal to 7.015% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: UBS AG, London	02/04/11	NZD	13,100,000	23,431
Receive a floating rated based on 3-month USD-LIBOR and pay a fixed rate equal to 2.87750% Counterparty: Citibank N.A., New York	04/14/11	USD	400,000	4,349
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.80031% Counterparty: Citibank N.A., New York	12/13/17	USD	5,226,000	(254,220)
Receive a floating rate based on 3-month NZD-BBR-FRA and pay a fixed rate equal to 7.055% Counterparty: UBS AG, London	01/28/16	NZD	8,910,000	(119,497)
Receive a floating rate based on 3-month NZD-BBR-FRA and pay a fixed rate equal to 7.000% Counterparty: UBS AG, London	02/04/16	NZD	4,400,000	(50,015)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.27000% Counterparty: Citibank N.A., New York	01/23/18	USD	12,549,000	83,450
				$297,297

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING VP Balanced Portfolio, Inc.
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	December 1, 2008
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	December 1, 2008